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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-07603
                                   ---------------------------------------------

                     Standish, Ayer & Wood Master Portfolio
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        One Boston Place Boston, MA 02108
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Denise Kneeland
                        One Boston Place Boston MA 02108
       -------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-221-4795

Date of fiscal year end:   12/31/2003
                         ----------------------------

Date of reporting period:  1/1/03 - 6/30/03
                          -------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 0549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

  (Semi-Annual Report for the period 1/1/03 through 6/30/03 is filed herewith)


                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon High Yield Bond Portfolio
    ("Portfolio"), at value (Note 1A)                                 $55,270,484
  Receivable for Fund shares sold                                             456
  Prepaid expenses                                                          9,655
                                                                      -----------
    Total assets                                                       55,280,595
LIABILITIES
  Payable for Fund shares redeemed                            $55,335
  Accrued accounting, custody and transfer agent fees          2,684
  Accrued trustees' fees and expenses (Note 2)                   492
  Accrued expenses and other liabilities                       9,611
                                                              ------
    Total liabilities                                                      68,122
                                                                      -----------
NET ASSETS                                                            $55,212,473
                                                                      ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $64,751,927
  Accumulated net realized loss                                       (12,299,500)
  Undistributed net investment income                                     429,671
  Net unrealized appreciation                                           2,330,375
                                                                      -----------
TOTAL NET ASSETS                                                      $55,212,473
                                                                      ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                               3,479,421
                                                                      ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Net Assets/Shares outstanding)                                     $     15.87
                                                                      ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                               $2,058,436
  Dividend income allocated from Portfolio                                   60,965
  Expenses allocated from Portfolio                                        (123,304)
                                                                         ----------
    Net investment income allocated from Portfolio                        1,996,097
EXPENSES
  Accounting, custody, and transfer agent fees                $  14,214
  Registration fees                                               9,472
  Legal and audit services                                        7,624
  Trustees' fees and expenses (Note 2)                              991
  Insurance expense                                                 475
  Miscellaneous                                                   3,612
                                                              ---------
    Total expenses                                               36,388

Deduct:
  Reimbursement of Fund operating expenses (Note 2)             (36,388)
                                                              ---------
    Net expenses                                                                  0
                                                                         ----------
      Net investment income                                               1,996,097
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                          1,428,076
    Written options transactions                                    120
    Swap Contracts                                              (25,367)
    Foreign currency transactions and forward foreign
     currency exchange contracts                               (350,665)
                                                              ---------
      Net realized gain                                                   1,052,164
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                     3,250,556
    Written options                                                (765)
    Swap Contracts                                               15,100
    Foreign currency and forward foreign currency exchange
     contracts                                                  148,098
                                                              ---------
      Change in net unrealized appreciation (depreciation)                3,412,989
                                                                         ----------
    Net realized and unrealized gain on investments                       4,465,153
                                                                         ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $6,461,250
                                                                         ==========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2003       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2002
                                                              ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $ 1,996,097       $  3,783,370
  Net realized gain (loss)                                        1,052,164         (3,642,617)
  Change in net unrealized appreciation (depreciation)            3,412,989          2,085,028
                                                                -----------       ------------
  Net increase in net assets from investment operations           6,461,250          2,225,781
                                                                -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                     (1,480,227)        (3,605,252)
  Return of capital                                                      --             (6,037)
                                                                -----------       ------------
  Total distributions to shareholders                            (1,480,227)        (3,611,289)
                                                                -----------       ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                8,858,677         17,255,283
  Value of shares issued to shareholders in payment of
    distributions declared                                        1,374,577          3,132,167
  Cost of shares redeemed                                        (4,060,818)       (21,244,604)
                                                                -----------       ------------
  Net increase (decrease) in net assets from Fund share
    transactions                                                  6,172,436           (857,154)
                                                                -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          11,153,459         (2,242,662)
NET ASSETS
  At beginning of period                                         44,059,014         46,301,676
                                                                -----------       ------------
  At end of period (including undistributed net investment
    income of $429,671 and distributions in excess of net
    investment income of $86,199, respectively)                 $55,212,473       $ 44,059,014
                                                                ===========       ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED
                                                     JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                       2003       -----------------------------------------------------
                                                    (UNAUDITED)     2002      2001(A)     2000       1999       1998
                                                   -------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD                  $ 14.34      $ 14.88    $ 15.88    $ 17.39    $ 19.02    $ 20.51
                                                      -------      -------    -------    -------    -------    -------
FROM INVESTMENT OPERATIONS:
  Net investment income(1)*                              0.61         1.26       1.40       1.64       1.84       1.70
  Net realized and unrealized gain (loss) on
    investments                                          1.37        (0.59)     (1.18)     (1.19)     (1.45)     (1.52)
                                                      -------      -------    -------    -------    -------    -------
Total from investment operations                         1.98         0.67       0.22       0.45       0.39       0.18
                                                      -------      -------    -------    -------    -------    -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                            (0.45)       (1.21)     (1.21)     (1.93)     (2.00)     (1.67)
  From tax return of capital                               --           --      (0.01)     (0.03)     (0.02)        --
                                                      -------      -------    -------    -------    -------    -------
Total distributions to shareholders                     (0.45)       (1.21)     (1.22)     (1.96)     (2.02)     (1.67)
                                                      -------      -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD                        $ 15.87      $ 14.34    $ 14.88    $ 15.88    $ 17.39    $ 19.02
                                                      =======      =======    =======    =======    =======    =======
TOTAL RETURN+++                                         13.94%++      4.70%      1.52%      2.84%      2.20%      0.86%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*(2)             0.50%+       0.50%      0.50%      0.37%      0.00%      0.00%
  Net Investment Income (to average daily net
    assets)*                                             8.08%+       8.68%      8.86%     10.41%      9.87%      8.40%
  Net Assets, End of Period (000's omitted)           $55,212      $44,059    $46,302    $31,807    $31,138    $40,457

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment adisory fee payable to the Portfolio and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share(1)                    $  0.57      $  1.21    $  1.33    $  1.64    $  1.64    $  1.51
Ratios (to average daily net assets):
  Expenses(2)                                            1.00%+       1.01%      0.97%      1.11%      1.08%      0.91%
  Net investment income                                  7.58%+       8.17%      8.39%      9.67%      8.79%      7.49%

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $.0.05 and decrease the ratio of net investment income to average net assets from 9.20% to 8.86%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish Mellon High Yield Bond Portfolio's allocated expenses.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absense of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to maximize total return, consisting primarily of a high level of income. The Fund invests all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferreds and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      On June 21, 2003, by vote of the Board of Trustees, the name of the Standish High Yield Bond Fund was changed to Standish Mellon High Yield Bond Fund. In addition, the name of the Standish, Ayer & Wood Investment Trust was changed to Mellon Institutional Funds Investment Trust. The name changes for the Fund and the Trust are effective July 1, 2003.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, amortization and/or accretion of premiums and discounts on certain securities, non-taxable dividends, capital loss carryforwards, post-October losses, losses deferred due to wash sales and excise tax regulations.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. COMMITMENT AND CONTINGENCIES

      In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the six months ended June 30, 2003, Standish Mellon voluntarily reimbursed the Fund for $36,388 of its operating expenses.

      Effective January 28, 2003, the Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. The redemption fee is applicable to shares of the Fund purchased on or after January 28, 2003. For the period ended June 30, 2003, the Fund received $722 in redemption fees.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2003 aggregated $8,858,959 and $4,193,656, respectively.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             SIX MONTHS ENDED
                                                              JUNE 30, 2003         YEAR ENDED
                                                               (UNAUDITED)      DECEMBER 31, 2002
                                                             ----------------  --------------------
         Shares sold                                                587,845            1,205,169
         Shares issued to shareholders in payment of
           distributions declared                                    89,536              217,488
         Shares redeemed                                           (269,861)          (1,461,971)
                                                               ------------      ---------------
         Net increase (decrease)                                    407,520              (39,314)
                                                               ============      ===============

      At June 30, 2003, one shareholder held of record approximately 55% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR          VALUE
SECURITY                                      RATE           MATURITY                    VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 93.4%
ASSET BACKED -- 1.7%
Badger Tobacco Asset Securitization Corp.      6.125%       06/01/2027         USD         275,000  $   255,918
Golden State Tobacco Securitization Corp.      7.875%       06/01/2042                     260,000      260,691
Louisiana Tobacco Settlement Funding Corp.     5.500%       05/15/2030                     385,000      320,212
South Carolina Tobacco Settlement Authority    6.000%       05/15/2022                      90,000       82,737
                                                                                                    -----------
Total Asset Backed (Cost $885,843)                                                                      919,558
                                                                                                    -----------
CONVERTIBLE CORPORATE BONDS -- 1.7%
Davita, Inc.                                   7.000%       05/15/2009                     260,000      270,400
Echostar DBS Corp.                             4.875%       01/01/2007                     260,000      260,629
Lamar Advertising Co.                          5.250%       09/15/2006                     175,000      179,802
Meristar Hospitality Corp. REIT CVT            9.500%       04/01/2010                     175,000      177,375
Royal Caribbean Cruises Step Up Notes(a)       0.000%       05/18/2021                      50,000       23,122
Xcel Energy, Inc. 144A                         7.500%       11/21/2007                      40,000       55,200
                                                                                                    -----------
Total Convertible Corporate Bonds (Cost $917,505)                                                       966,528
                                                                                                    -----------
CORPORATE -- 74.6%
BASIC INDUSTRY -- 13.0%
Corn Products International, Inc. Senior
  Notes                                        8.250%       07/15/2007                     145,000      158,775
Corrections Corp. of America Senior Notes      7.500%       05/01/2011                      60,000       62,850
Crompton Corp. Senior Notes                    8.500%       03/15/2005                      75,000       79,125
CSC Holdings, Inc.                             8.125%       08/15/2009                     450,000      461,250
CSC Holdings, Inc. Senior Notes                8.125%       07/15/2009                     275,000      283,937
Earle M. Jorgensen Co.                         9.750%       06/01/2012                     100,000      106,000
Equistar Chemical/Funding 144A Senior Notes   10.625%       05/01/2011                     235,000      240,875
Freeport-McMoRan Copper & Gold, Inc. 144A
  Senior Notes                                10.125%       02/01/2010                     175,000      196,000
Georgia-Pacific Corp. 144A Senior Notes        7.375%       07/15/2008                     440,000      447,700
Georgia-Pacific Corp. 144A Senior Notes        8.875%       02/01/2010                     150,000      162,000
Great Lakes Dredge & Dock Co.                 11.250%       08/15/2008                     200,000      212,000
HMP Equity Holdings Corp. 144A(b)              0.000%       05/15/2008                     110,000       56,100
Huntsman International LLC                     9.875%       03/01/2009                     225,000      235,125
IMC Global, Inc.                              10.875%       06/01/2008                     165,000      170,775
Kansas City Southern                           7.500%       06/15/2009                     250,000      258,750
National Waterworks, Inc. Series B            10.500%       12/01/2012                      55,000       61,050
Owens-Brockway Glass Container, Inc. 144A      7.750%       05/15/2011                      80,000       84,200
Owens-Illinois, Inc.                           7.500%       05/15/2010                      80,000       77,600
Pinnacle Partners 144A Senior Notes            8.830%       08/15/2004                     885,000      911,550
Pioneer Natural Resources Co.                  7.500%       04/15/2012                      75,000       86,250
Resolution Performance Products Senior Sub
  Notes                                       13.500%       11/15/2010                     580,000      580,000
Steel Dynamics, Inc.                           9.500%       03/15/2009                     450,000      472,500
Texas Industries, Inc. 144A Senior Notes      10.250%       06/15/2011                     390,000      405,600
US Steel Corp. Senior Notes                    9.750%       05/15/2010                     365,000      374,125
Williams Cos., Inc.                            7.125%       09/01/2011                     225,000      219,375
Williams Cos., Inc.                            7.625%       07/15/2019                     475,000      460,750
Williams Cos., Inc. Senior Notes               8.625%       06/01/2010                      75,000       78,375
Williams Cos., Inc. Series A                   7.500%       01/15/2031                     115,000      109,250

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR          VALUE
SECURITY                                      RATE           MATURITY                    VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY (CONTINUED)
Witco Corp.                                    6.125%       02/01/2006         USD          50,000  $    50,000
Xerox Corp. Senior Notes                       7.125%       06/15/2010                      75,000       75,562
                                                                                                    -----------
                                                                                                      7,177,449
                                                                                                    -----------
CAPITAL GOODS -- 5.7%
Alliant Techsystems, Inc.                      8.500%       05/15/2011                     105,000      116,287
Allied Waste Industries Series B               8.500%       12/01/2008                     300,000      323,250
Allied Waste Industries, Inc.                  8.875%       04/01/2008                     275,000      299,062
Allied Waste Industries, Inc.                  9.250%       05/01/2021                     360,000      385,200
Allied Waste North America Senior Notes        7.875%       04/15/2013                     330,000      345,675
Esterline Technologies Corp. 144A Senior
  Sub Notes                                    7.750%       06/15/2013                     120,000      125,700
K&F Industries, Inc. Senior Sub Notes          9.625%       12/15/2010                      65,000       71,500
NVR Inc. Senior Notes                          8.000%       06/01/2005                     420,000      437,850
Smurfit-Stone Container Corp.                  8.250%       10/01/2012                     100,000      108,500
SPX Corp. Senior Notes                         6.250%       06/15/2011                      80,000       81,600
SPX Corp. Senior Notes                         7.500%       01/01/2013                     450,000      483,750
Stone Container Corp. Senior Notes             8.375%       07/01/2012                     360,000      387,000
                                                                                                    -----------
                                                                                                      3,165,374
                                                                                                    -----------
COMMUNICATIONS -- 3.1%
Block Communications, Inc.                     9.250%       04/15/2009                     400,000      432,000
CBD Media LLC 144A Senior Sub Notes            8.625%       06/01/2011                     350,000      362,250
Fairpoint Communications 144A Senior Notes    11.875%       03/01/2010                      90,000      105,300
Nextel Communications, Inc. Step Up Senior
  Discount Notes                               9.750%       10/31/2007                     145,000      150,075
Salem Communciations Corp. Senior Sub Notes    7.750%       12/15/2010                     425,000      439,875
Triton PCS, Inc. 144A Senior Notes             8.500%       06/01/2013                      80,000       86,200
Worldcom, Inc. Senior Notes{*}                 6.500%       04/15/2010                     200,000      152,500
                                                                                                    -----------
                                                                                                      1,728,200
                                                                                                    -----------
CONSUMER CYCLICAL -- 19.0%
Advanced Accessory Systems LLC 144A Senior
  Notes                                       10.750%       06/15/2011                     460,000      489,900
American Media Operations                     10.250%       05/01/2009                     210,000      226,800
Ameristar Casinos, Inc.                       10.750%       02/15/2009                     500,000      567,500
Argosy Gaming Co.                             10.750%       06/01/2009                     825,000      901,312
Charter Communications Holdings LLC Senior
  Notes                                       10.750%       10/01/2009                     330,000      257,400
Chumash Casino & Resort 144A Senior Notes      9.000%       07/15/2010                     515,000      556,200
Cinemark USA, Inc. 144A Senior Sub Notes       9.000%       02/01/2013                      65,000       70,850
Cinemark USA, Inc. 144A Senior Sub Notes       9.000%       02/01/2013                      70,000       76,300
Continental Cablevision Senior Notes           8.300%       05/15/2006                      25,000       28,954
D.R. Horton, Inc.                              8.500%       04/15/2012                      50,000       56,000
D.R. Horton, Inc.                             10.500%       04/01/2005                     175,000      192,937
DirecTV Holdings/Finance 144A Senior Notes     8.375%       03/15/2013                     275,000      307,312
Dominos, Inc. 144A Senior Sub Notes            8.250%       07/01/2011                     155,000      160,037
Echostar DBS Corp. Senior Notes                9.125%       01/15/2009                     225,000      251,437
Entercom Communications Corp.                  7.625%       03/01/2014                      50,000       54,750
Entravision Communications Corp.               8.125%       03/15/2009                     565,000      589,012

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR          VALUE
SECURITY                                      RATE           MATURITY                    VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Horseshoe Gaming Holding Corp.                 8.625%       05/15/2009         USD         200,000  $   213,000
Isle of Capri Casinos                          8.750%       04/15/2009                     260,000      278,200
John Q Hamons Hotels, Inc. Series B            8.875%       05/15/2012                     350,000      369,687
Lamar Media Corp.                              8.625%       09/15/2007                     263,000      273,520
Mohegan Tribal Gaming Authority                8.750%       01/01/2009                      50,000       53,250
Mohegan Tribal Gaming Authority Senior
  Notes                                        8.375%       07/01/2011                     770,000      831,600
Mohegan Tribal Gaming Authority Senior Sub
  Notes                                        8.125%       01/01/2006                     350,000      379,750
Moore North America Finance, Inc. 144A
  Senior Notes                                 7.875%       01/15/2011                     225,000      239,625
Panavision, Inc. Step Up Sub Notes(a)          9.625%       02/01/2006                     400,000      200,000
Radio One, Inc. Series B                       8.875%       07/01/2011                      60,000       66,150
Regal Cinemas, Inc. Series B                   9.375%       02/01/2012                     415,000      456,500
Russell Corp.                                  9.250%       05/01/2010                     125,000      136,875
Six Flags, Inc. Senior Notes                   9.500%       02/01/2009                     465,000      458,025
Six Flags, Inc. Senior Notes                   9.750%       06/15/2007                     225,000      222,750
Speedway Motorsports, Inc. 144A Senior Sub
  Notes                                        6.750%       06/01/2013                     395,000      406,850
Station Casinos, Inc.                          8.375%       02/15/2008                     200,000      216,000
Station Casinos, Inc. Senior Sub Notes         9.875%       07/01/2010                     200,000      222,000
TRW Automotive, Inc. 144A Senior Notes         9.375%       02/15/2013                     310,000      337,900
Turning Stone Casino Resort Enterprise         9.125%       12/15/2010                     250,000      267,500
United Components, Inc. 144A Senior Sub
  Notes                                        9.375%       06/15/2013                      80,000       84,200
                                                                                                    -----------
                                                                                                     10,500,083
                                                                                                    -----------
CONSUMER NONCYCLICAL -- 10.5%
Amerisourcebergen Corp. Senior Notes           7.250%       11/15/2012                      75,000       81,563
Apogent Technologies, Inc. 144A Senior Sub
  Notes                                        6.500%       05/15/2013                     100,000      103,250
Ball Corp.                                     6.875%       12/15/2012                      30,000       31,875
Chattem, Inc.                                  8.875%       04/01/2008                     550,000      563,750
Columbia/HCA Healthcare                        8.850%       01/01/2007                     175,000      195,014
Constellation Brands, Inc. Series B            8.000%       02/15/2008                     150,000      164,625
Del Monte Corp. 144A Senior Sub Notes          8.625%       12/15/2012                     515,000      557,488
Elizabeth Arden, Inc.                         11.750%       02/01/2011                     100,000      112,000
HCA - The Healthcare Co.                       8.750%       09/01/2010                     225,000      266,126
HCA - The Healthcare Co. Senior Notes          7.875%       02/01/2011                     100,000      110,762
Ingles Markets, Inc.                           8.875%       12/01/2011                     350,000      353,500
Marsh Supermarket, Inc. Series B               8.875%       08/01/2007                     300,000      273,000
Medex, Inc.144A Senior Sub Notes               8.875%       05/15/2013                      35,000       36,400
Pathmark Stores                                8.750%       02/01/2012                     135,000      139,725
Province Healthcare Co. Senior Sub Notes       7.500%       06/01/2013                     150,000      149,250
Rite Aid Corp.                                12.500%       09/15/2006                     500,000      560,000
Rite Aid Corp. 144A                            8.125%       05/01/2010                     310,000      323,950
Rite Aid Corp. 144A                            9.500%       02/15/2011                     135,000      146,138
Smithfield Foods, Inc. 144A                    7.750%       05/15/2013                     160,000      170,000
Stater Brothers Holdings Senior Notes         10.750%       08/15/2006                     795,000      838,725
Tenet Healthcare Corp. Senior Notes            6.500%       06/01/2012                     344,000      325,080

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR          VALUE
SECURITY                                      RATE           MATURITY                    VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL (CONTINUED)
Tricon Global Restaurant, Inc. Senior Notes    7.650%       05/15/2008         USD         175,000  $   194,250
Tricon Global Restaurant, Inc. Senior Notes    8.500%       04/15/2006                      75,000       82,688
                                                                                                    -----------
                                                                                                      5,779,159
                                                                                                    -----------
ENERGY -- 11.8%
Amerigas Partners Senior Notes                 8.875%       05/20/2011                     200,000      218,000
ANR Pipeline Co.                               7.375%       02/15/2024                     225,000      226,688
ANR Pipeline Co. Senior Notes                  7.000%       06/01/2025                      35,000       35,175
Calpine Corp. Senior Notes                     8.500%       02/15/2011                     325,000      243,750
CenterPoint Energy, Inc. 144A Notes            5.875%       06/01/2008                     210,000      213,662
Chesapeake Energy Corp.                        8.125%       04/01/2011                     275,000      296,313
Citgo Petroleum Corp. 144A Senior Notes       11.375%       02/01/2011                     320,000      358,400
CMS Energy Corp. Senior Notes                  8.500%       04/15/2011                     345,000      358,800
CMS Energy Corp. Senior Notes                  9.875%       10/15/2007                     400,000      428,000
Consumers Energy                               6.250%       09/15/2006                     150,000      165,253
El Paso Energy Partners                        8.500%       06/01/2011                      80,000       85,800
El Paso Natural Gas Co.                        8.625%       01/15/2022                     425,000      450,500
El Paso Natural Gas Co. 144A                   8.375%       06/15/2032                     140,000      147,700
El Paso Production Co. 144A Senior Notes       7.750%       06/01/2013                     825,000      829,125
Frontier Escrow Corp. 144A Senior Notes        8.000%       04/15/2013                     175,000      183,313
Houston Exploration Co. 144A Senior Sub
  Notes                                        7.000%       06/15/2013                     150,000      157,125
Newfield Exploration Co. Senior Sub Notes      8.375%       08/15/2012                     225,000      254,250
Peabody Energy Corp. 144A Senior Notes         6.875%       03/15/2013                     125,000      131,250
Pogo Producing Co. 144A                        8.250%       04/15/2011                      55,000       61,050
Premcor Refining Group 144A Senior Notes       9.500%       02/01/2013                     250,000      276,250
Reliant Resources, Inc. 144A                   9.250%       07/15/2010                      80,000       80,504
Teco Energy, Inc. Senior Notes                 7.500%       06/15/2010                      70,000       72,100
Tennessee Gas Pipeline Co.                     8.375%       06/15/2032                     175,000      190,313
Tesoro Petroleum Corp. 144A                    8.000%       04/15/2008                      65,000       66,950
Transcontinental Gas Pipeline Corp. Senior
  Notes                                        8.875%       07/15/2012                     325,000      366,438
TXU Energy Co. 144A Notes                      7.000%       03/15/2013                     125,000      138,437
Vintage Petroleum, Inc. Senior Sub Notes       7.875%       05/15/2011                     225,000      235,688
Westar Energy, Inc.                            7.875%       05/01/2007                     125,000      139,375
XTO Energy, Inc. Senior Notes                  7.500%       04/15/2012                     115,000      131,675
                                                                                                    -----------
                                                                                                      6,541,884
                                                                                                    -----------
FINANCIAL -- 3.3%
Arch Western Finance LLC 144A Senior Notes     6.750%       07/01/2013                      80,000       81,400
Felcor Lodging LP REIT                         9.500%       09/15/2008                     100,000      104,000
Leucadia National Corp. 144A Senior Notes      7.000%       08/15/2013                     420,000      421,225
MeriStar Hospitality Corp. REIT                9.000%       01/15/2008                     225,000      221,625
Meristar Hospitality Corp. REIT               10.500%       06/15/2009                     330,000      337,425
RFS Partnership LP REIT                        9.750%       03/01/2012                      60,000       60,750
RH Donnelley Finance Corp. I 144A Senior
  Notes                                        8.875%       12/15/2010                     220,000      242,000
RH Donnelley Finance Corp. I 144A Senior
  Sub Notes                                   10.875%       12/15/2012                     320,000      371,200
                                                                                                    -----------
                                                                                                      1,839,625
                                                                                                    -----------
PUBLIC UTILITY -- 6.1%
AES Corp. 144A                                 8.750%       05/15/2013                     635,000      668,339

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR          VALUE
SECURITY                                      RATE           MATURITY                    VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
PUBLIC UTILITY (CONTINUED)
AES Corp. 144A                                10.000%       07/15/2005         USD         530,000  $   551,200
AES Corp. Senior Notes                         8.875%       02/15/2011                     100,000       97,500
Dynegy Holdings, Inc. Senior Notes             6.875%       04/01/2011                     350,000      292,250
Ipalco Enterprises, Inc.                       8.375%       11/14/2008                     275,000      298,375
Northwest Pipeline Corp.                       6.625%       12/01/2007                     525,000      538,125
Southern Cal Edison Co. 144A                   8.000%       02/15/2007                     250,000      273,125
Southern Natural Gas Co.                       7.350%       02/15/2031                     575,000      585,063
Southern Natural Gas Co. 144A Senior Notes     8.875%       03/15/2010                      50,000       54,875
                                                                                                    -----------
                                                                                                      3,358,852
                                                                                                    -----------
TECHNOLOGY -- 1.6%
L-3 Communications Corp. 144A Senior Sub
  Notes                                        6.125%       07/15/2013                     525,000      532,875
L-3 Communications Corp. 144A Senior Sub
  Notes                                        7.625%       06/15/2012                     296,000      325,600
                                                                                                    -----------
                                                                                                        858,475
                                                                                                    -----------
TRANSPORTATION -- 0.5%
Delta Air Lines                                7.900%       12/15/2009                     325,000      261,625
                                                                                                    -----------
Total Corporate (Cost $39,009,325)                                                                   41,210,726
                                                                                                    -----------
SOVEREIGN BONDS -- 0.4%
Dominican Republic 144A                        9.500%       09/27/2006                      60,000       56,400
Ministry Finance Russia                        3.000%       05/14/2008                      50,000       45,750
Republic of Brazil                             8.000%       04/15/2014                      36,942       32,509
Republic of Brazil                            10.250%       06/17/2013                      95,000       89,443
                                                                                                    -----------
Total Sovereign Bonds (Cost $237,701)                                                                   224,102
                                                                                                    -----------
YANKEE BONDS -- 11.7%
Abitibi-Consolidated, Inc.                     8.550%       08/01/2010                     225,000      255,868
Biovail Corp. Senior Sub Notes                 7.875%       04/01/2010                     175,000      187,250
British Sky Broadcasting                       8.200%       07/15/2009                     425,000      496,580
British Sky Broadcasting                       6.875%       02/23/2009                     325,000      359,910
Colt Telecom Group PLC Senior Step Up
  Notes(a)                                    12.000%       12/15/2006                      65,000       65,325
Crown Euro Holdings SA 144A                    9.500%       03/01/2011                     275,000      298,375
Dominican Republic 144A                        9.040%       01/23/2013                      25,000       22,250
Dominican Republic Registered                  9.040%       01/23/2013                      25,000       22,250
GT Group Telecom, Inc. Senior Step Up
  Notes{*}(a)                                  0.000%       02/01/2010                     925,000           93
Ipsco, Inc. 144A Senior Notes                  8.750%       06/01/2013                      40,000       40,152
MDP Acquisitions PLC Senior Notes              9.625%       10/01/2012                     150,000      165,750
Nigeria Promissory Notes Series RC             5.092%       01/05/2010                      68,184       51,699
Norampac, Inc. 144A Senior Notes               6.750%       06/01/2013                      80,000       83,200
Quebecor Media, Inc. Senior Notes             11.125%       07/15/2011                     150,000      172,500
Republic of Brazil(c)                          2.188%       04/15/2012                      60,000       45,150
Republic of Brazil                            10.000%       01/16/2007                      80,000       81,800
Republic of Brazil                            10.125%       05/15/2027                     120,000      103,500
Republic of Colombia                           7.625%       02/15/2007                      60,000       64,350
Republic of Colombia                           9.750%       04/23/2009                      65,000       74,100
Republic of Colombia                          10.000%       01/23/2012                      70,000       78,400

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          PAR          VALUE
SECURITY                                      RATE           MATURITY                    VALUE       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Republic of Peru                               9.125%       02/21/2012         USD          50,000  $    53,300
Republic of Peru FLIRB(c)                      4.500%       03/07/2017                      50,000       39,125
Republic of Peru PDI(c)                        5.000%       03/07/2017                      62,400       53,040
Republic of Philippines                        8.375%       03/12/2009                      90,000       96,075
Republic of Uruguay                            7.500%       03/15/2015                      88,000       67,760
Republic of Uruguay                            7.875%       01/15/2033                         474          315
Republic of Uruguay                            7.875%       01/15/2033                     132,000       87,780
Rogers Cable, Inc. 144A Notes                  6.250%       06/15/2013                     315,000      315,447
Royal Caribbean Cruises                        7.500%       10/15/2027                     175,000      152,250
Royal Caribbean Cruises Senior Notes           8.000%       05/15/2010                     150,000      154,875
Royal Caribbean Cruises Senior Notes           8.125%       07/28/2004                     100,000      103,000
Royal Caribbean Cruises Senior Notes           8.750%       02/02/2011                     900,000      945,000
Russian Federation                             5.000%       03/31/2030                     158,950      153,983
Russian Federation                             8.750%       07/24/2005                      60,000       66,975
Stena AB Senior Notes                          9.625%       12/01/2012                      70,000       76,825
Tyco International Group SA                    6.125%       01/15/2009                     500,000      527,500
Tyco International Group SA                    6.375%       10/15/2011                     275,000      288,750
Ukraine Government 144A                        7.650%       06/11/2013                     150,000      148,875
Ukraine Government Senior Notes               11.000%       03/15/2007                      93,334      102,784
United Mexican States                          8.300%       08/15/2031                      30,000       34,545
Vivendi Universal 144A Senior Notes            9.250%       04/15/2010                     265,000      307,400
                                                                                                    -----------
Total Yankee Bonds (Cost $6,501,472)                                                                  6,444,106
                                                                                                    -----------
NON-AGENCY -- 0.5%
PASS THRU SECURITIES -- 0.5%
GMAC Commercial Mortgage Securities, Inc.
  1996-C1 F Non-ERISA                          7.860%       11/15/2006                     250,000      265,371
                                                                                                    -----------
Total Non-Agency (Cost $249,125)                                                                        265,371
                                                                                                    -----------
FOREIGN DENOMINATED -- 2.8%
EURO -- 2.6%
Colt Telecom Europe PLC CVT                    2.000%       12/16/2006         EUR         125,000      112,618
Fort James Corp.                               4.750%       06/29/2004                     100,000      113,048
Messer Greisheim Holdings AG Senior Notes     10.375%       06/01/2011                     425,000      546,305
Remy Cointreau SA 144A Senior Notes            6.500%       07/01/2010                      60,000       70,411
Tyco International Group SA                    5.500%       11/19/2008                     535,000      607,879
                                                                                                    -----------
                                                                                                      1,450,261
                                                                                                    -----------
FRANCE -- 0.1%
Ivory Coast FLIRB{*}(c)                        2.000%       03/29/2018         FRF       2,000,000       66,050
                                                                                                    -----------
SOUTH AFRICA -- 0.1%
Republic of South Africa                      13.000%       08/31/2010         ZAR         430,000       70,100
                                                                                                    -----------
Total Foreign Denominated (Cost $1,164,588)                                                           1,586,411
                                                                                                    -----------
TOTAL BONDS AND NOTES (COST $48,965,559)                                                             51,616,802
                                                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                       VALUE
SECURITY                                                                                SHARES       (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
EQUITIES -- 0.0%
COMMON STOCKS -- 0.0%
GH Water Supply Holdings Ltd. (Hong Kong)                                                    3,644  $         0
Guangdong Alliance Ltd. 144A (Hong Kong)*                                                    9,590            0
HK Property Co. (Hong Kong)*                                                                 9,590            0
                                                                                                    -----------
                                                                                                              0
                                                                                                    -----------
TOTAL EQUITIES (COST $0)                                                                                      0
                                                                                                    -----------
PREFERRED STOCKS -- 3.6%
CONVERTIBLE PREFERRED STOCKS -- 2.9%
Equity Office Properties Trust 144A CVT Pfd                                                 17,000      844,900
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                                4,000      173,800
General Motors Corp. Series B 5.25% CVT Pfd                                                    800       17,920
General Motors Corp. Series C 6.25% CVT Pfd                                                  4,300      107,070
Kansas City Southern 4.25% 144A CVT Pfd                                                        290      150,510
Omnicare, Inc. 4.00% CVT Pfd                                                                 1,000       54,800
Tyco International Group SA 3.125% 144A CVT Pfd                                            240,000      264,852
                                                                                                    -----------
Total Convertible Preferred Stocks (Cost $1,551,000)                                                  1,613,852
                                                                                                    -----------
NON-CONVERTIBLE PREFERRED STOCKS -- 0.7%
CSC Holdings, Inc. 11.125% Pfd                                                               3,500      360,500
Global Crossing PIK 10.50% Pfd*{*}                                                           4,210           42
Paxson Communications PIK 12.50% Pfd*                                                            0            0
                                                                                                    -----------
Total Non-Convertible Preferred Stocks (Cost $737,125)                                                  360,542
                                                                                                    -----------
TOTAL PREFERRED STOCKS (COST $2,288,125)                                                              1,974,394
                                                                                                    -----------
WARRANTS -- 0.0%
GOVERNMENT BACKED -- 0.0%
United Mexican States Series B, 6/30/2004 (USD)                                            250,000        2,500
United Mexican States Series C, 6/30/2005 (USD)                                            250,000          750
United Mexican States Series D, 6/30/2006 (USD)                                            250,000          250
United Mexican States Series E, 6/30/2007 (USD)                                            250,000          125
                                                                                                    -----------
                                                                                                          3,625
                                                                                                    -----------
COMMUNICATIONS -- 0.0%
GT Group Telecom, Inc., 02/01/2010*                                                            925            9
McLeod USA, Inc., 04/16/2007*                                                                3,379        1,386
                                                                                                    -----------
                                                                                                          1,395
                                                                                                    -----------
TOTAL WARRANTS (COST $60,043)                                                                             5,020
                                                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            PAR          VALUE
SECURITY                                            RATE     MATURITY   VALUE/SHARES   (NOTE 1A)
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 12.0%
CASH EQUIVALENTS -- 10.3%
Bank of Montreal Eurodollar Time Deposit(d)          1.150% 07/09/2003  $    707,622  $    707,622
Credit Agricole Indosuez Eurodollar Time
  Deposit(d)                                         1.050% 08/26/2003       776,618       776,618
Den Danske Bank Eurodollar Time Deposit(d)           1.040% 07/24/2003       621,295       621,295
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(d)                                                        776,619       776,619
Royal Bank of Canada Eurodollar Time Deposit(d)      1.300% 07/01/2003     1,397,913     1,397,913
Royal Bank of Scotland Eurodollar Time Deposit(d)    1.125% 07/01/2003     1,397,913     1,397,913
                                                                                      ------------
                                                                                         5,677,980
                                                                                      ------------
REPURCHASE AGREEMENTS -- 1.7%
Tri-party repurchase agreement dated 06/30/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 07/01/03, with a maturity value of $968,575 and an effective yield of 0.75%, collateralized by a U.S. Government Obligation with a rate of 8.75%, a
maturity date of 08/15/20 and an aggregated market value of $996,036.                      968,555
                                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,646,534)                                           6,646,535
                                                                                      ------------

TOTAL INVESTMENTS -- 109.0% (COST $57,960,261)                                        $  60,242,751
OTHER ASSETS, LESS LIABILITIES -- (9.0%)                                                 (4,972,132)
                                                                                      -------------
NET ASSETS -- 100.0%                                                                  $  55,270,619
                                                                                      =============

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
EUR - Euro
FLIRB - Front Loaded Interest Reduction Bond
FRF - French Franc
PDI - Past Due Interest Bonds
PIK - Payment-in-kind
REIT - Real Estate Investment Trust
Step Up - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity.
USD - United States Dollar
ZAR - South African Rand

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)  Zero coupon security.
(c)  Variable Rate Security; rate indicated is as of 6/30/03.
(d)  Represents investments of security lending collateral (Note 6).
{*}  Defaulted security.
*    Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENTAGE
                                                                OF NET
INDUSTRY SECTOR                                                 ASSETS
------------------------------------------------------------------------
Financial                                                         22.9%
Consumer Cyclical                                                 20.8%
Basic Industry                                                    16.4%
Consumer Non-cyclical                                             11.4%
Capital Goods                                                     10.3%
Energy                                                             9.4%
Public Utility                                                     6.9%
Communications                                                     5.4%
Foreign Government                                                 3.3%
Technology                                                         1.6%
Transportation                                                     0.6%
                                                               -------
                                                                 109.0%

                                                              PERCENTAGE
                                                                OF NET
TOP TEN COUNTRIES                                               ASSETS
------------------------------------------------------------------------
United States                                                     85.6%
Canada                                                             5.4%
Luxembourg                                                         3.1%
France                                                             2.8%
Scotland                                                           2.5%
Liberia                                                            2.5%
Germany                                                            2.1%
United Kingdom                                                     1.9%
Brazil                                                             0.6%
Russia                                                             0.5%

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities on
    loan of $5,529,223 (Note 6))
    (identified cost, $57,960,261)                                       $60,242,751
  Cash                                                                         1,374
  Receivable for investments sold                                            172,227
  Interest and dividends receivable                                        1,053,911
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                               59,533
  Prepaid expenses                                                             5,206
                                                                         -----------
    Total assets                                                          61,535,002
LIABILITIES
  Payable for investments purchased                           $ 526,364
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                                   6,816
  Payable for closed forward foreign currency exchange
    contracts (Note 5)                                            7,730
  Interest payable on open swap contracts (Note 5)                  141
  Payable for open swap contracts (Note 5)                        3,000
  Payable upon return of securities loaned (Note 6)           5,677,980
  Accrued accounting and custody fees                            20,079
  Accrued trustees' fees and expenses (Note 2)                    1,306
  Accrued expenses and other liabilities                         20,967
                                                              ---------
    Total liabilities                                                      6,264,383
                                                                         -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS)               $55,270,619
                                                                         ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income of
    $7,754 (Note 6))                                                     $2,058,441
  Dividend income                                                            60,965
                                                                         ----------
    Total income                                                          2,119,406
EXPENSES
  Investment advisory fee (Note 2)                            $ 123,386
  Accounting and custody fees                                    60,075
  Legal and audit services                                       19,932
  Insurance expense                                               4,270
  Trustees' fees and expenses (Note 2)                            2,427
  Miscellaneous                                                     941
                                                              ---------
    Total expenses                                              211,031

Deduct:
  Waiver of investment advisory fee                             (87,727)
                                                              ---------
    Net expenses                                                            123,304
                                                                         ----------
      Net investment income                                               1,996,102
                                                                         ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                          1,428,080
    Written options transactions                                    120
    Swap Contracts                                              (25,367)
    Foreign currency transactions and forward foreign
     currency exchange contracts                               (350,666)
                                                              ---------
      Net realized gain                                                   1,052,167
  Change in unrealized appreciation (depreciation)
    Investment securities                                     3,250,564
    Written options                                                (765)
    Swap Contracts                                               15,100
    Foreign currency and forward foreign currency exchange
     contracts                                                  148,099
                                                              ---------
      Change in net unrealized appreciation (depreciation)                3,412,998
                                                                         ----------
    Net realized and unrealized gain                                      4,465,165
                                                                         ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                               $6,461,267
                                                                         ==========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2003       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2002
                                                              ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $ 1,996,102       $  3,785,085
  Net realized gain (loss)                                        1,052,167         (3,642,626)
  Change in net unrealized appreciation (depreciation)            3,412,998          2,085,034
                                                                -----------       ------------
  Net increase in net assets from investment operations           6,461,267          2,227,493
                                                                -----------       ------------

CAPITAL TRANSACTIONS
  Contributions                                                   8,858,959         17,254,281
  Withdrawals                                                    (4,193,656)       (22,385,787)
                                                                -----------       ------------
  Net increase (decrease) in net assets from capital
    transactions                                                  4,665,303         (5,131,506)
                                                                -----------       ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          11,126,570         (2,904,013)
NET ASSETS
  At beginning of period                                         44,144,049         47,048,062
                                                                -----------       ------------
  At end of period                                              $55,270,619       $ 44,144,049
                                                                ===========       ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS
                                                    ENDED
                                                  JUNE 30,                YEAR ENDED DECEMBER 31,
                                                    2003       ----------------------------------------------
                                                 (UNAUDITED)     2002     2001(A)    2000     1999     1998
                                                -------------  ---------  --------  -------  -------  -------
TOTAL RETURN+++                                      13.94%++      4.71%     1.54%     2.84%    2.20%    0.86%
RATIOS:
  Expenses (to average daily net assets)*             0.50%+       0.50%     0.50%     0.37%    0.00%    0.00%
  Net Investment Income (to average daily net
    assets)*                                          8.08%+       8.66%     8.87%    10.37%    9.83%    8.40%
  Portfolio Turnover                                    42%++       130%      117%      148%     137%     145%
  Net Assets, End of Period (000's omitted)        $55,271      $44,144   $47,048   $31,818  $31,144  $41,641

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                            0.85%+       0.82%     0.81%     0.89%    0.86%    0.75%
  Net investment income                               7.73%+       8.34%     8.56%     9.85%    8.97%    7.65%

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 9.20% to 8.87%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      The objective of the Portfolio is to maximize total return, consisting primarily of a high level of income by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferreds and warrants.

      At June 30, 2003, there was one fund, Standish Mellon High Yield Bond Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2003 was approximately 100%.

      On June 21, 2003, by vote of the Board of Trustees, the name of the Standish High Yield Bond Portfolio was changed to Standish Mellon High Yield Bond Portfolio. In addition, the name of the Standish, Ayer & Wood Master Portfolio was changed to Mellon Institutional Funds Master Portfolio. The name changes for the Portfolio and the Portfolio Trust are effective July 1, 2003.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G. COMMITMENTS AND CONTINGENCIES

      In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets for the six months ended June 30, 2003. Pursuant to this agreement, for the six months ended June 30, 2003, Standish Mellon voluntarily did not impose $87,727 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2003 were $27,411,276 and $20,194,813, respectively. For the six months ended June 30, 2003, the Portfolio did not purchase or sell any long-term U.S. government securities.

(4)  FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $58,074,595
                                                                       ==========
         Gross unrealized appreciation                                  3,688,806
         Gross unrealized depreciation                                 (1,520,650)
                                                                       ----------
         Net unrealized appreciation                                   $2,168,156
                                                                       ==========

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased
      (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2003 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------

                                                                       NUMBER OF CONTRACTS  PREMIUMS
                                                                       -------------------  --------
         Outstanding, beginning of period                                            1      $ 1,845
         Options expired                                                            (1)      (1,845)
                                                                           -----------      -------
         Outstanding, end of period                                                  0      $    --
                                                                           ===========      =======

      At June 30, 2003, the Portfolio held no written put option contracts.

      A summary of the written call options for the six months ended June 30, 2003 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      -----------------------------------

                                                                       NUMBER OF CONTRACTS  PREMIUMS
                                                                       -------------------  --------
         Outstanding, beginning of period                                            1      $ 1,380
         Options closed                                                             (1)      (1,380)
                                                                           -----------      -------
         Outstanding, end of period                                                  0      $    --
                                                                           ===========      =======

      At June 30, 2003, the Portfolio held no written call option contracts.

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                            LOCAL PRINCIPAL    CONTRACT         MARKET          AGGREGATE      UNREALIZED
         CONTRACTS TO DELIVER                   AMOUNT        VALUE DATE         VALUE         FACE AMOUNT    GAIN/(LOSS)
         -----------------------------------------------------------------------------------------------------------------
         Euro                                   1,641,500     09/17/2003    $     1,879,755  $    1,937,760   $     58,005
         Japanese Yen                           9,467,000     09/17/2003             79,159          80,687          1,528
         South African Rand                       530,000     08/29/2003             69,705          62,889         (6,816)
                                                                            ---------------  ---------------  ------------
         TOTAL                                                              $     2,028,619  $    2,081,336   $     52,717
                                                                            ===============  ===============  ============

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     SWAP AGREEMENTS

      The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of interest income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

      At June 30, 2003, the Portfolio held the following open credit default swap contracts:

         NOTIONAL AMOUNT         EXPIRATION                                                           NET UNREALIZED
         PORTFOLIO/COUNTERPARTY     DATE                            DESCRIPTION                        DEPRECIATION
         -----------------------------------------------------------------------------------------------------------
                                               Agreement with Goldman Sachs Capital Market, dated
                                               4/16/03 to pay 0.46% per year times the notional
                                               amount. The Portfolio receives payment only upon a
                                               default event by JP Morgan Chase & Co., the notional
                                               amount times the difference between the par value and
                                               the then-market value of JP Morgan Chase & Co., 5.25%
             1,000,000 USD        6/20/08      due 5/30/07.                                              $(3,000)

(6)  SECURITIES LENDING:

      The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2003, the Portfolio loaned securities having a market value of $5,529,223. The Portfolio received cash collateral of $5,677,980 which is invested together with collateral of other Mellon Institutional funds in high grade short-term investments.

(7)  DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      At June 30, 2003, the Portfolio did not have any delayed delivery transactions.

(8)  CONCENTRATION OF RISK:

      The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

      There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(9)  LINE OF CREDIT:

      The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .065 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

      For the six months ended June 30, 2003, the expense related to the commitment fee was $941 for the Portfolio.

      During the six months ended June 30, 2003, the Portfolio had no borrowings under the credit facility.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of July 1, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc. 1100                                                  Executive Officer,
Winter Street                                                         Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Richard S. Wood                  Trustee        Trustee since         Director and Vice            29               None
c/o Standish Mellon Asset                       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place,                                                     Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           President and     Since 2003            Senior Vice                  29               None
c/o Standish Mellon Asset    Chief Executive                          President and Chief
Management Company LLC,          Officer                              Operating Officer,
One Boston Place                                                      Mellon Institutional
Boston, MA 02108                                                      Asset Management;
7/24/65                                                               formerly Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

Cara E. Hultgren,             Assistant Vice    Since 2001            Assistant Manager,           29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2001; Shareholder
Boston, MA 02108                                                      Representative,
1/19/71                                                               Standish Mellon
                                                                      Asset Management

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Global Fixed Income
    Portfolio ("Portfolio"), at value (Note 1A)                       $158,383,945
  Prepaid expenses                                                           9,855
                                                                      ------------
    Total assets                                                       158,393,800
LIABILITIES
  Accrued accounting, custody and transfer agent fees         $2,783
  Accrued trustees' fees and expenses (Note 2)                   492
  Accrued expenses and other liabilities                      15,091
                                                              ------
    Total liabilities                                                       18,366
                                                                      ------------
NET ASSETS                                                            $158,375,434
                                                                      ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $175,289,204
  Accumulated net realized loss                                        (34,456,547)
  Undistributed net investment income                                    1,107,109
  Net unrealized appreciation                                           16,435,668
                                                                      ------------
TOTAL NET ASSETS                                                      $158,375,434
                                                                      ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                7,753,393
                                                                      ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Net Assets/Shares outstanding)                                     $      20.43
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                 $3,596,160
  Dividend income allocated from Portfolio                                     63,503
  Expenses allocated from Portfolio                                          (508,628)
                                                                           ----------
    Net investment income allocated from Portfolio                          3,151,035
EXPENSES
  Accounting, custody, and transfer agent fees                $    17,892
  Legal and audit services                                         13,523
  Registration fees                                                10,835
  Insurance expense                                                   886
  Trustees' fees and expenses (Note 2)                                515
  Miscellaneous                                                     7,870
                                                              -----------
    Total expenses                                                 51,521

Deduct:
  Reimbursement of Fund operating expenses (Note 2)               (37,744)
                                                              -----------
    Net expenses                                                               13,777
                                                                           ----------
      Net investment income                                                 3,137,258
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                           12,652,193
    Financial futures contracts                                  (519,711)
    Written options transactions                                   80,351
    Foreign currency transactions and forward foreign
      currency exchange contracts                             (13,662,722)
                                                              -----------
      Net realized loss                                                    (1,449,889)
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                         275,921
    Financial futures contracts                                   416,107
    Written options                                               (42,045)
    Foreign currency and forward foreign currency exchange
      contracts                                                 5,660,256
                                                              -----------
      Change in net unrealized appreciation (depreciation)                  6,310,239
                                                                           ----------
    Net realized and unrealized gain on investments                         4,860,350
                                                                           ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $7,997,608
                                                                           ==========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2003       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2002
                                                              ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $  3,137,258      $  11,853,212
  Net realized loss                                               (1,449,889)       (16,266,885)
  Change in net unrealized appreciation (depreciation)             6,310,239         20,302,604
                                                                ------------      -------------
  Net increase in net assets from investment operations            7,997,608         15,888,931
                                                                ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                              --         (5,079,763)
  Return of capital                                                       --           (106,692)
                                                                ------------      -------------
  Total distributions to shareholders                                     --         (5,186,455)
                                                                ------------      -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                 2,503,072         16,933,516
  Value of shares issued to shareholders in payment of
    distributions declared                                                --          3,839,481
  Cost of shares redeemed                                        (16,707,239)      (226,251,292)
                                                                ------------      -------------
  Net decrease in net assets from Fund share transactions        (14,204,167)      (205,478,295)
                                                                ------------      -------------
TOTAL DECREASE IN NET ASSETS                                      (6,206,559)      (194,775,819)
NET ASSETS
  At beginning of period                                         164,581,993        359,357,812
                                                                ------------      -------------
  At end of period (including undistributed net investment
    income of $1,107,109 and distributions in excess of net
    investment income of $2,030,149, respectively)              $158,375,434      $ 164,581,993
                                                                ============      =============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED                       YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003  ----------------------------------------------------------
                                               (UNAUDITED)      2002      2001(A)       2000        1999        1998
                                              -------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $  19.43      $  18.45    $  18.53    $  18.76    $  20.28    $  20.39
                                                --------      --------    --------    --------    --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income(1)*                         0.39          0.82        0.84        1.06        1.26        1.28
  Net realized and unrealized gain (loss) on
    investments                                     0.61          0.44       (0.01)(2)      0.71     (1.38)       0.12
                                                --------      --------    --------    --------    --------    --------
Total from investment operations                    1.00          1.26        0.83        1.77       (0.12)       1.40
                                                --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                          --         (0.27)      (0.91)      (2.00)      (1.40)      (1.21)
  From net realized gain on investments               --            --          --          --          --       (0.30)
  From tax return of capital                          --         (0.01)         --          --          --          --
                                                --------      --------    --------    --------    --------    --------
Total distributions to shareholders                   --         (0.28)      (0.91)      (2.00)      (1.40)      (1.51)
                                                --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $  20.43      $  19.43    $  18.45    $  18.53    $  18.76    $  20.28
                                                ========      ========    ========    ========    ========    ========
TOTAL RETURN                                        5.15%++       6.94%       4.51%       9.79%      (0.64)%      6.98%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*           0.65%+        0.60%       0.56%       0.56%       0.54%       0.56%
  Net Investment Income (to average daily
    net assets)*                                    3.90%+        4.43%       4.46%       5.59%       6.31%       6.18%
  Net Assets, End of Period (000's omitted)     $158,375      $164,582    $359,358    $373,739    $379,246    $458,526

-----------------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share                 $   0.38           N/A         N/A         N/A         N/A         N/A
Ratios (to average daily net assets):
  Expenses                                          0.70%+         N/A         N/A         N/A         N/A         N/A
  Net investment income                             3.85%+         N/A         N/A         N/A         N/A         N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.007, to increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 4.50% to 4.46%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
(2) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

      The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund invests all of its investable assets in an interest of Standish Mellon Global Fixed Income Portfolio (the "Portfolio"), a subtrust Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      On June 21, 2003, by vote of the Board of Trustees, the name of the Standish Global Fixed Income Fund was changed to Standish Mellon Global Fixed Income Fund. In addition, the name of the Standish, Ayer & Wood Investment Trust was changed to Mellon Institutional Funds Investment Trust. The name changes for the Fund and the Trust are effective July 1, 2003.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, options, futures, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards and losses deferred due to wash sales.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. COMMITMENTS AND CONTINGENCIES

      In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.65% of the Fund's average daily net assets for the six months ended June 30, 2003. Pursuant to this agreement, for the six months ended June 30, 2003, Standish Mellon voluntarily reimbursed the Fund for $37,744 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2003, aggregated $2,503,072 and $16,720,305, respectively.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             SIX MONTHS ENDED
                                                              JUNE 30, 2003         YEAR ENDED
                                                               (UNAUDITED)      DECEMBER 31, 2002
                                                             ----------------  --------------------
         Shares sold                                                126,308               931,692
         Shares issued to shareholders in payment of
           distributions declared                                        --               212,596
         Shares redeemed                                           (843,241)          (12,149,438)
                                                               ------------      ----------------
         Net decrease                                              (716,933)          (11,005,150)
                                                               ============      ================

      At June 30, 2003, four shareholders held of record approximately 29%, 17%,13% and 11% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  PAR           VALUE
SECURITY                               RATE           MATURITY                   VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 94.5%
ASSET BACKED -- 1.7%
First USA Credit Card Master Trust
  1996-6 A(a)                           1.414%       07/10/2006         USD      1,570,000  $   1,570,602
Golden State Tobacco Securitization
  Corp.                                 5.000%       06/01/2021                    190,000        185,360
Golden State Tobacco Securitization
  Corp.                                 7.875%       06/01/2042                    500,000        501,330
South Carolina Tobacco Settlement
  Authority                             6.000%       05/15/2022                    430,000        395,299
                                                                                            -------------
Total Asset Backed (Cost $2,624,907)                                                            2,652,591
                                                                                            -------------
CORPORATE -- 11.3%
BANKING -- 0.5%
FleetBoston Financial Corp. Sub
  Notes                                 7.375%       12/01/2009                    210,000        251,726
Union Planters Bank                     5.125%       06/15/2007                    455,000        493,894
                                                                                            -------------
                                                                                                  745,620
                                                                                            -------------
BASIC INDUSTRY -- 1.2%
Alcoa, Inc.                             4.250%       08/15/2007                     85,000         90,145
Crompton Corp. Senior Notes             8.500%       03/15/2005                    395,000        416,725
CSC Holdings, Inc.                      7.875%       12/15/2007                    155,000        158,100
Equistar Chemical                      10.125%       09/01/2008                    180,000        187,200
Freeport-McMoRan Copper & Gold, Inc.
  144A Senior Notes                    10.125%       02/01/2010                    130,000        145,600
Huntsman International LLC              9.875%       03/01/2009                    165,000        172,425
Pinnacle Partners 144A Senior Notes     8.830%       08/15/2004                    615,000        633,450
Republic Services, Inc. Senior Notes    6.750%       08/15/2011                    150,000        172,395
                                                                                            -------------
                                                                                                1,976,040
                                                                                            -------------
CAPITAL GOODS -- 0.8%
Allied Waste Industries Series B        7.375%       01/01/2004                    170,000        173,400
American Standard, Inc.                 7.375%       02/01/2008                    145,000        160,406
Raytheon Corp.                          6.500%       07/15/2005                    480,000        522,599
Smurfit-Stone Container Corp.           8.250%       10/01/2012                     15,000         16,275
SPX Corp. Senior Notes                  7.500%       01/01/2013                    155,000        166,625
Stone Container Corp. Senior Notes      8.375%       07/01/2012                    150,000        161,250
                                                                                            -------------
                                                                                                1,200,555
                                                                                            -------------
COMMUNICATIONS -- 1.2%
AOL Time Warner, Inc.                   7.700%       05/01/2032                    350,000        407,632
Comcast Cable Communication Senior
  Notes NCL                             6.750%       01/30/2011                     75,000         86,089
Salem Communciations Corp. Senior
  Sub Notes                             7.750%       12/15/2010                     90,000         93,150
Sprint Capital Corp.                    6.125%       11/15/2008                    435,000        473,173
Sprint Capital Corp.                    6.900%       05/01/2019                    435,000        457,913
Sprint Capital Corp.                    8.750%       03/15/2032                    340,000        406,091
                                                                                            -------------
                                                                                                1,924,048
                                                                                            -------------
CONSUMER CYCLICAL -- 1.7%
Argosy Gaming Co.                      10.750%       06/01/2009                    130,000        142,025
Cox Communications, Inc.                7.125%       10/01/2012                    200,000        238,489
ERAC USA Finance Company 144A           7.350%       06/15/2008                    155,000        180,171

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  PAR           VALUE
SECURITY                               RATE           MATURITY                   VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
General Motors Corp.                    7.125%       07/15/2013         USD        280,000  $     278,113
General Motors Corp.                    8.375%       07/15/2033                    425,000        417,911
Harrahs Operating Co., Inc.             7.125%       06/01/2007                    160,000        179,518
HMH Properties, Inc.                    7.875%       08/01/2008                    175,000        178,062
Horseshoe Gaming Holding Corp.          8.625%       05/15/2009                    135,000        143,775
Mohegan Tribal Gaming Authority
  Senior Notes                          8.375%       07/01/2011                    155,000        167,400
Moore North America Finance, Inc.
  144A Senior Notes                     7.875%       01/15/2011                    125,000        133,125
News America Holdings Corp.             9.250%       02/01/2013                    180,000        238,781
TRW Automotive, Inc. 144A Senior
  Notes                                 9.375%       02/15/2013                    140,000        152,600
TRW Automotive, Inc. 144A Senior Sub
  Notes                                11.000%       02/15/2013                     65,000         71,500
Univision Communications, Inc.          7.850%       07/15/2011                    200,000        236,597
                                                                                            -------------
                                                                                                2,758,067
                                                                                            -------------
CONSUMER NONCYCLICAL -- 0.5%
Del Monte Corp. 144A Senior Sub
  Notes                                 8.625%       12/15/2012                    140,000        151,550
HCA - The Healthcare Co. Senior
  Notes                                 7.875%       02/01/2011                    140,000        155,066
Kroger Co.                              6.800%       04/01/2011                    155,000        175,909
Stater Brothers Holdings Senior
  Notes                                10.750%       08/15/2006                    165,000        174,075
Tricon Global Restaurant, Inc.
  Senior Notes                          8.875%       04/15/2011                    145,000        169,650
                                                                                            -------------
                                                                                                  826,250
                                                                                            -------------
ELECTRIC -- 0.9%
Niagara Mohawk Power                    7.375%       07/01/2003                    907,317        907,438
Niagara Mohawk Power Senior Notes       7.750%       10/01/2008                    425,000        510,230
                                                                                            -------------
                                                                                                1,417,668
                                                                                            -------------
ENERGY -- 2.4%
ANR Pipeline Co.                        7.375%       02/15/2024                     95,000         95,712
Chesapeake Energy Corp.                 8.125%       04/01/2011                    250,000        269,375
Premcor Refining Group 144A Senior
  Notes                                 9.500%       02/01/2013                    165,000        182,325
Progress Energy, Inc.                   7.000%       10/30/2031                    230,000        255,519
TXU Energy Co. 144A Notes               7.000%       03/15/2013                    270,000        299,024
Waste Management, Inc.                  6.375%       12/01/2003                  2,370,000      2,415,773
Waste Management, Inc.                  7.375%       05/15/2029                    225,000        266,507
XTO Energy, Inc. 144A Senior Notes      6.250%       04/15/2013                     30,000         31,950
                                                                                            -------------
                                                                                                3,816,185
                                                                                            -------------
FINANCIAL -- 1.4%
Boston Properties, Inc. REIT Senior
  Notes                                 6.250%       01/15/2013                    370,000        399,689
EOP Operating LP                        7.875%       07/15/2031                    155,000        187,741
Fifth Third Bank Sub Notes              4.500%       06/01/2018                    565,000        556,510
Goldman Sachs Group, Inc.               5.700%       09/01/2012                    215,000        236,968
Morgan Stanley Dean Witter              6.600%       04/01/2012                    205,000        239,206
Petronas Capital Ltd. 144A              7.875%       05/22/2022                    160,000        189,649
RH Donnelley Finance Corp. I 144A
  Senior Notes                          8.875%       12/15/2010                     50,000         55,000

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  PAR           VALUE
SECURITY                               RATE           MATURITY                   VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
RH Donnelley Finance Corp. I 144A
  Senior Sub Notes                     10.875%       12/15/2012         USD         90,000  $     104,400
Travelers Property Casualty Corp.
  Senior Notes                          5.000%       03/15/2013                    190,000        200,105
                                                                                            -------------
                                                                                                2,169,268
                                                                                            -------------
PUBLIC UTILITY -- 0.7%
AES Corp. 144A                          8.750%       05/15/2013                    200,000        210,500
AES Corp. 144A                         10.000%       07/15/2005                     90,000         93,600
Northern States Power Co.               8.000%       08/28/2012                    195,000        246,142
Public Service Co. of CO                7.875%       10/01/2012                    355,000        446,902
Southern Natural Gas Co. 144A Senior
  Notes                                 8.875%       03/15/2010                    100,000        109,750
                                                                                            -------------
                                                                                                1,106,894
                                                                                            -------------
Total Corporate (Cost $17,091,568)                                                             17,940,595
                                                                                            -------------
YANKEE BONDS -- 4.2%
Abitibi-Consolidated, Inc.              6.000%       06/20/2013                    340,000        326,162
Banque Centrale de Tunisie              7.375%       04/25/2012                    210,000        241,500
British Sky Broadcasting                8.200%       07/15/2009                    500,000        584,211
Carnival Corp.                          6.150%       04/15/2008                     95,000        104,168
Dominican Republic 144A                 9.500%       09/27/2006                    135,000        126,900
Dominican Republic Euro Registered      9.500%       09/27/2006                    115,000        108,100
France Telecom                          8.500%       03/01/2031                    180,000        249,072
Inco Ltd.                               7.750%       05/15/2012                    205,000        244,471
Merita Bank FLIRB 144A                  7.500%       12/29/2049                    445,000        495,303
Republic of Brazil(a)                   2.188%       04/15/2012                    190,000        142,975
Republic of Brazil                      8.875%       04/15/2024                    210,000        161,700
Republic of Brazil                     10.000%       01/16/2007                    270,000        276,075
Republic of Brazil                     10.250%       06/17/2013                    150,000        141,225
Republic of Colombia                   10.750%       01/15/2013                    260,000        304,460
Republic of El Salvador                 8.500%       07/25/2011                    160,000        171,600
Republic of Peru                        9.125%       02/21/2012                    145,000        153,337
Rogers Cable, Inc. 144A Notes           6.250%       06/15/2013                    200,000        200,284
Royal Caribbean Cruises                 8.250%       04/01/2005                    100,000        103,500
Russian Federation                      5.000%       03/31/2030                    315,000        305,156
Russian Federation                     11.000%       07/24/2018                    115,000        164,450
Teck Cominico Ltd.                      7.000%       09/15/2012                    340,000        367,658
Telus Corp.                             8.000%       06/01/2011                    155,000        181,350
Tyco International Group SA             6.750%       02/15/2011                    410,000        441,775
Ukraine Government 144A                 7.650%       06/11/2013                    135,000        133,987
Ukraine Government Senior Notes        11.000%       03/15/2007                    149,334        164,454
United Mexican States                   8.300%       08/15/2031                    380,000        437,570
United Mexican States                   9.875%       02/01/2010                    270,000        347,625
                                                                                            -------------
Total Yankee Bonds (Cost $6,247,164)                                                            6,679,068
                                                                                            -------------
U.S. GOVERNMENT AGENCY -- 8.8%
PASS THRU SECURITIES -- 8.8%
FNMA                                    6.500% 09/01/2032 - 10/01/2032           1,067,151      1,112,859

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  PAR           VALUE
SECURITY                               RATE           MATURITY                   VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------
PASS THRU SECURITIES (CONTINUED)
FNMA (TBA)                              5.500%       07/01/2033         USD      1,650,000  $   1,705,173
FNMA (TBA)                              6.000%       07/01/2033                 10,650,000     11,066,010
                                                                                            -------------
                                                                                               13,884,042
                                                                                            -------------
Total U.S. Government Agency (Cost $13,866,432)                                                13,884,042
                                                                                            -------------
U.S. TREASURY OBLIGATIONS -- 2.7%
TREASURY BONDS -- 1.2%
U.S. Treasury Bond+                     6.250%       05/15/2030                  1,545,000      1,923,404
                                                                                            -------------
TREASURY NOTES -- 1.5%
U.S. Treasury Note                      1.625%       03/31/2005                  1,255,000      1,263,628
U.S. Treasury Note                      3.000%       01/31/2004                    250,000        252,920
U.S. Treasury Note                      4.625%       05/15/2006                    750,000        813,017
                                                                                            -------------
                                                                                                2,329,565
                                                                                            -------------
Total U.S. Treasury Obligations (Cost $4,113,711)                                               4,252,969
                                                                                            -------------
FOREIGN DENOMINATED -- 65.8%
AUSTRALIA -- 1.0%
Australian Government                   6.500%       05/15/2013         AUD      2,055,000      1,542,653
                                                                                            -------------
CANADA -- 0.3%
Canadian Pacific Railway 144A           5.200%       06/20/2010         CAD        620,000        455,602
                                                                                            -------------
DENMARK -- 4.6%
Denmark Realkredit                      4.000%       01/01/2006         DKK      5,140,000        820,519
Denmark Realkredit                      6.000%       10/01/2032                 41,227,899      6,547,601
Denmark Realkredit                      8.000%       10/01/2026                        373             63
                                                                                            -------------
                                                                                                7,368,183
                                                                                            -------------
EURO -- 46.2%
Allied Domecq PLC                       5.875%       06/12/2009         EUR        145,000        180,659
Allied Irish Banks Ltd.(a)              7.500%       02/28/2011                    135,000        182,114
Bank of Ireland Holdings(a)             7.400%       12/29/2049                    135,000        182,799
Barclays Bank PLC(a)                    7.500%       12/15/2010                    135,000        183,467
British Telecom PLC                     6.125%       02/15/2006                    150,000        186,186
Bundes Obligation Series 135            5.000%       05/20/2005                  5,040,000      6,082,016
Bundes Obligation Series 136            5.000%       08/19/2005                  4,570,000      5,542,118
Bundes Obligation Series 140            4.500%       08/17/2007                  8,075,000      9,876,749
Daimlerchrysler International
  Finance                               6.125%       03/21/2006                    410,000        502,956
DePfa ACS Bank 144A                     3.875%       07/15/2013                  2,800,000      3,182,006
Deutsche Telekom International
  Finance BV                            8.125%       05/29/2012                    580,000        819,102
Deutschland Republic                    4.000%       07/04/2009                  1,615,000      1,932,718
Deutschland Republic                    4.125%       07/04/2008                    800,000        966,758
Deutschland Republic                    5.000%       07/04/2011                    780,000        980,806
Deutschland Republic                    5.250%       01/04/2011                    625,000        797,960
Deutschland Republic                    5.625%       01/04/2028                    710,000        923,529
Deutschland Republic                    6.250%       01/04/2030                  1,045,000      1,475,736
Dexia Municipal Agency                  5.375%       04/26/2007                  1,305,000      1,632,029

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  PAR           VALUE
SECURITY                               RATE           MATURITY                   VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
Eurohypo AG                             4.500%       01/21/2013         EUR        390,000  $     464,343
European Investment Bank                3.625%       10/15/2013                    360,000        399,329
FBG Treasury BV                         5.750%       03/17/2005                    295,000        355,727
Fort James Corp.                        4.750%       06/29/2004                  1,060,000      1,198,314
France Telecom                          7.250%       01/28/2013                    610,000        818,063
France Telecom                          8.250%       03/14/2008                    345,000        457,132
France Telecom CDS CLN                  5.549%       02/13/2004                    840,000        975,637
French Government                       3.150%       07/25/2032                  1,637,352      2,038,544
French Treasury Note                    5.000%       01/12/2006                  2,720,000      3,310,051
HBOS PLC(a)                             6.050%       11/23/2049                    145,000        184,278
Heinz BV                                5.125%       04/10/2006                    200,000        243,599
Hilton Group Finance PLC                6.500%       07/17/2009                    225,000        287,388
Honeywell Holding BV                    5.250%       12/20/2006                    135,000        162,295
Household Finance Corp. Senior
  Unsubordinated Notes                  6.500%       05/05/2009                    300,000        391,962
Inco, Ltd.                             15.750%       07/15/2006                    200,000        410,345
International Paper Co.                 5.375%       08/11/2006                    135,000        163,881
Italian Government                      4.750%       07/01/2005                  3,945,000      4,753,608
Italian Government                      7.750%       11/01/2006                  2,025,000      2,705,244
Kappa Beheer BV                        10.625%       07/15/2009                    135,000        166,560
Kingdom of Belgium Series 41            4.250%       09/28/2013                  1,580,000      1,860,876
Lear Corp. Senior Notes                 8.125%       04/01/2008                    135,000        167,335
MBNA Corp. Series 6                     4.375%       08/19/2004                  1,100,000      1,291,949
Messer Greisheim Holdings AG Senior
  Notes                                10.375%       06/01/2011                    135,000        173,532
National Westminister Bank(a)           6.625%       10/29/2049                    280,000        363,868
Netherland Government Notes             5.500%       07/15/2010                  3,165,000      4,096,337
NGG Finance PLC                         5.250%       08/23/2006                    485,000        590,610
Nordbanken(a)                           6.000%       12/13/2010                    140,000        172,753
Parker-Hannifin Corp.                   6.250%       11/21/2005                     75,000         91,540
Pemex Project Funding Master Trust
  144A                                  6.625%       04/04/2010                    180,000        217,173
Republic of Bulgaria 144A               7.500%       01/15/2013                    195,000        246,548
Republic of South Africa                5.250%       05/16/2013                    110,000        121,765
Sara Lee Corp.                          6.125%       07/27/2007                    215,000        273,541
Sogerim                                 7.000%       04/20/2011                    210,000        276,808
Spanish Government                      4.250%       10/31/2007                  3,130,000      3,786,885
Spanish Government                      5.000%       07/30/2012                  1,555,000      1,939,048
Svenska Handelsbanken(a)                5.500%       03/07/2011                    100,000        122,301
Telelfonica Europe BV                   5.125%       02/14/2013                    485,000        583,075
ThyssenKrupp                            7.000%       03/19/2009                    160,000        200,618
Tyco International Group SA             5.500%       11/19/2008                    880,000        999,876
Vivendi Environnement Senior Notes      5.875%       06/27/2008                    330,000        414,206
                                                                                            -------------
                                                                                               73,106,652
                                                                                            -------------
NEW ZEALAND -- 3.9%
New Zealand Government                  7.000%       07/15/2009         NZD      5,235,000      3,359,764
New Zealand Government                  8.000%       11/15/2006                  4,465,000      2,861,528
                                                                                            -------------
                                                                                                6,221,292
                                                                                            -------------
SINGAPORE -- 3.3%
Singapore Government                    5.625%       07/01/2008         SGD      7,680,000      5,231,782
                                                                                            -------------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  PAR           VALUE
SECURITY                               RATE           MATURITY                   VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------
SOUTH AFRICA -- 0.2%
Republic of South Africa               13.000%       08/31/2010         ZAR      1,680,000  $     273,880
                                                                                            -------------
SWEDEN -- 2.5%
Swedish Government Series 1037          8.000%       08/15/2007         SEK     27,600,000      4,039,034
                                                                                            -------------
UNITED KINGDOM -- 3.8%
UK Treasury Gilt Stock                  5.000%       03/07/2008         GBP      3,455,000      6,010,162
                                                                                            -------------
Total Foreign Denominated (Cost $92,190,498)                                                  104,249,240
                                                                                            -------------
TOTAL BONDS AND NOTES (COST $136,134,280)                                                     149,658,505
                                                                                            -------------


                                                                                 SHARES
                                                                              ------------
PREFERRED STOCKS -- 0.1%
CONVERTIBLE PREFERRED STOCKS -- 0.1%
Tyco International Group SA 3.125%
  144A CVT Pfd                                                                     195,000        215,192
                                                                                            -------------
Total Convertible Preferred Stocks (Cost $195,000)                                                215,192
                                                                                            -------------
TOTAL PREFERRED STOCKS (COST $195,000)                                                            215,192
                                                                                            -------------


                                                                                CONTRACT
                                                                                  SIZE
                                                                              ------------
PURCHASED OPTIONS -- 0.3%
JPY Put/USD Call, Strike Price 119.35, 10/17/2003 (USD)                            760,000         14,455
JPY Put/USD Call, Strike Price 130.00, 05/13/2004 (USD)                          6,985,000         33,941
JPY Put/USD Call, Strike Price 130.00, 09/23/2003 (USD)                          8,150,000          2,599
USD Put/AUD Call, Strike Price 0.61, 10/21/2003 (USD)                            1,615,000        134,530
USD Put/CAD Call, Strike Price 1.36, 11/19/2003 (USD)                            3,200,000         60,480
USD Put/EUR Call, Strike Price 1.16, 08/13/2003 (USD)                            1,690,000         14,872
USD Put/JPY Call, Strike Price 119.35, 10/17/2003 (USD)                            760,000         13,490
USD Put/NZD Call, Strike Price 0.55, 07/21/2003 (USD)                            3,340,000        216,098
                                                                                            -------------
TOTAL PURCHASED OPTIONS (COST $498,392)                                                           490,465
                                                                                            -------------


                                                                                  PAR
                                                                              VALUE/SHARES
                                                                              ------------
SHORT-TERM INVESTMENTS -- 11.1%
CASH EQUIVALENTS -- 1.6%
Bank of Montreal Eurodollar Time
  Deposit(b)                            1.150%       07/09/2003                    309,414        309,414
Credit Agricole Indosuez Eurodollar
  Time Deposit(b)                       1.050%       08/26/2003                    339,584        339,584
Den Danske Bank Eurodollar Time
  Deposit(b)                            1.040%       07/24/2003                    271,667        271,667
Goldman Sachs Financial Square Funds
  - Prime Obligations Fund(b)                                                      339,584        339,584
Royal Bank of Canada Eurodollar Time
  Deposit(b)                            1.300%       07/01/2003                    611,251        611,251
Royal Bank of Scotland Eurodollar
  Time Deposit(b)                       1.125%       07/01/2003                    611,250        611,250
                                                                                            -------------
                                                                                                2,482,750
                                                                                            -------------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  PAR           VALUE
SECURITY                               RATE           MATURITY                   VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT -- 4.9%
U.S. Treasury Bill=/=                   1.025%       07/17/2003         USD      1,539,000  $   1,538,300
U.S. Treasury Bill=/=                   1.062%       07/10/2003                  6,265,000      6,263,120
                                                                                            -------------
                                                                                                7,801,420
                                                                                            -------------
U.S. GOVERNMENT AGENCY -- 4.2%
FNMA Discount Note=/=                   1.150%       07/14/2003                  6,680,000      6,677,226
                                                                                            -------------
REPURCHASE AGREEMENTS -- 0.4%
Tri-party repurchase agreement dated
06/30/03 with Salomon Smith Barney,
Inc. and Investors Bank and Trust
Company, due 07/01/03, with a
maturity value of $550,921 and an
effective yield of 0.75%,
collateralized by a U.S. Government
Obligation with a rate of 8.75%, a
maturity date of 08/15/20 and an
aggregated market value of $566,974.                                                              550,909
                                                                                            -------------
TOTAL SHORT-TERM INVESTMENTS (COST $17,512,518)                                                17,512,305
                                                                                            -------------

TOTAL INVESTMENTS -- 106.0% (COST
 $154,340,190)                            $ 167,876,467
OTHER ASSETS, LESS LIABILITIES -- (6.0%)     (9,492,351)
                                          -------------
NET ASSETS -- 100.0%                      $ 158,384,116
                                          =============
NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD - Australian Dollar
CAD - Canadian Dollar
CDS - Credit Default Swap
CLN - Credit-Linked Notes
CVT - Convertible
DKK - Danish Krone
EUR - Euro
FLIRB - Front Loaded Interest Reduction Bond
FNMA - Federal National Mortgage Association
GBP - Great British Pound
JPY - Japanese Yen
NCL - Non-callable
NZD - New Zealand Dollar
REIT - Real Estate Investment Trust
SEK - Swedish Krona
SGD - Singapore Dollar
TBA - To Be Announced
USD - United States Dollar
ZAR - South African Rand

(a)  Variable Rate Security; rate indicated is as of 6/30/03.
(b)  Represents investments of security lending collateral (Note 6).
+    Denotes all or part of security segregated as collateral.
=/=  Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENTAGE
                                                                OF NET
INDUSTRY SECTOR                                                 ASSETS
------------------------------------------------------------------------
Foreign Government                                                46.4%
Financial                                                         24.7%
U.S. Government                                                   16.4%
Communications                                                     4.4%
Basic Industry                                                     2.9%
Capital Goods                                                      2.5%
Energy                                                             2.4%
Consumer Cyclical                                                  1.8%
Banking                                                            1.2%
Consumer Noncyclical                                               1.0%
Electric                                                           0.9%
Public Utility                                                     0.8%
Transportation                                                     0.4%
Technology                                                         0.2%
                                                               -------
                                                                 106.0%

                                                              PERCENTAGE
                                                                OF NET
TOP TEN COUNTRIES                                               ASSETS
------------------------------------------------------------------------
United States                                                     36.0%
Germany                                                           18.6%
France                                                             6.7%
United Kingdom                                                     5.8%
Italy                                                              4.7%
Denmark                                                            4.6%
Netherlands                                                        4.3%
New Zealand                                                        4.1%
Spain                                                              3.6%
Singapore                                                          3.3%

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities on
    loan of $2,419,765 (Note 6))(identified cost,
    $154,340,190)                                                         $167,876,467
  Cash                                                                             859
  Foreign currency, at value (identified cost, $22,154)                         22,251
  Receivable for investments sold                                            1,870,416
  Interest receivable                                                        3,353,623
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                              2,764,860
  Prepaid expenses                                                               9,569
                                                                          ------------
    Total assets                                                           175,898,045
LIABILITIES
  Payable for investments purchased                           $14,750,947
  Payable for variation margin on open financial futures
    contracts (Note 5)                                            28,672
  Unrealized depreciation on forward foreign currency
    exchange contracts (Note 5)                                   95,058
  Payable for closed forward foreign currency exchange
    contracts (Note 5)                                            57,617
  Payable upon return of securities loaned (Note 6)            2,482,750
  Options written, at value (Note 5) (premiums received,
    $39,645)                                                      23,281
  Accrued accounting and custody fees                             25,846
  Accrued trustees' fees and expenses (Note 2)                     6,547
  Accrued expenses and other liabilities                          43,211
                                                              ----------
    Total liabilities                                                       17,513,929
                                                                          ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS)                $158,384,116
                                                                          ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income of
    $3,452 (Note 6))                                                       $3,596,160
  Dividend income                                                              63,503
                                                                           ----------
    Total income                                                            3,659,663
EXPENSES
  Investment advisory fee (Note 2)                            $   321,483
  Accounting and custody fees                                     129,366
  Legal and audit services                                         28,445
  Trustees' fees and expenses (Note 2)                             11,473
  Licensing fees                                                    9,918
  Insurance expense                                                 7,943
                                                              -----------
    Total expenses                                                            508,628
                                                                           ----------
      Net investment income                                                 3,151,035
                                                                           ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                           12,652,207
    Financial futures contracts                                  (519,711)
    Written options transactions                                   80,351
    Foreign currency transactions and forward foreign
      currency exchange contracts                             (13,662,735)
                                                              -----------
      Net realized loss                                                    (1,449,888)
  Change in unrealized appreciation (depreciation)
    Investment securities                                         275,921
    Financial futures contracts                                   416,107
    Written options                                               (42,046)
    Foreign currency and forward foreign currency exchange
      contracts                                                 5,660,263
                                                              -----------
      Change in net unrealized appreciation (depreciation)                  6,310,245
                                                                           ----------
    Net realized and unrealized gain                                        4,860,357
                                                                           ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $8,011,392
                                                                           ==========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2003       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2002
                                                              ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $  3,151,035      $  11,973,451
  Net realized loss                                               (1,449,888)       (16,266,897)
  Change in net unrealized appreciation (depreciation)             6,310,245         20,302,620
                                                                ------------      -------------
  Net increase in net assets from investment operations            8,011,392         16,009,174
                                                                ------------      -------------

CAPITAL TRANSACTIONS
  Contributions                                                    2,503,072         21,983,740
  Withdrawals                                                    (16,720,305)      (237,470,874)
                                                                ------------      -------------
  Net decrease in net assets from capital transactions           (14,217,233)      (215,487,134)
                                                                ------------      -------------
TOTAL DECREASE IN NET ASSETS                                      (6,205,841)      (199,477,960)
NET ASSETS
  At beginning of period                                         164,589,957        364,067,917
                                                                ------------      -------------
  At end of period                                              $158,384,116      $ 164,589,957
                                                                ============      =============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS
                                               ENDED                         YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2003  -------------------------------------------------------------
                                            (UNAUDITED)      2002        2001(A)        2000        1999        1998
                                           -------------  ----------  -------------  ----------  ----------  ----------
TOTAL RETURN+++                                  5.17%++       6.98%        4.54%         9.82%      (0.62)%      7.03%
RATIOS:
  Expenses (to average daily net assets)         0.63%+        0.56%        0.53%         0.53%       0.52%       0.51%
  Net Investment Income (to average daily
    net assets)                                  3.92%+        4.47%        4.49%         5.61%       6.33%       6.22%
  Portfolio Turnover                              128%++        205%         251%          236%        172%        162%
  Net Assets, End of Period (000's
    omitted)                                 $158,384      $164,590     $364,068      $375,348    $379,604    $461,588

-----------------

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 4.53% to 4.49%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

      The objective of the Portfolio is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets.

      At June 30, 2003 there was one fund, Standish Mellon Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2003 was approximately 100%.

      On June 21, 2003, by vote of the Board of Trustees, the name of the Standish Global Fixed Income Portfolio was changed to Standish Mellon Global Fixed Income Portfolio. In addition, the name of the Standish, Ayer & Wood Master Portfolio was changed to Mellon Institutional Funds Master Portfolio. The name changes for the Portfolio and the Master Portfolio are effective July 1, 2003.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually required or paid.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. COMMITMENTS AND CONTINGENCIES

      In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term investments, for the six months ended June 30, 2003 were as follows:

                                                                        PURCHASES       SALES
                                                                       ------------  ------------
         U.S. Government Securities                                    $ 66,617,486  $ 71,771,448
                                                                       ============  ============
         Investments (non-U.S.Government Securities)                   $125,995,971  $129,649,486
                                                                       ============  ============

(4)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $154,393,033
                                                                       ===========
         Gross unrealized appreciation                                  14,003,861
         Gross unrealized depreciation                                    (520,427)
                                                                       -----------
         Net unrealized appreciation                                   $13,483,434
                                                                       ===========

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2003 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------

                                                                       NUMBER OF CONTRACTS     PREMIUMS
                                                                       -------------------  ---------------
         Outstanding, beginning of period                                            2         $ 45,729
         Options expired                                                            (2)         (45,729)
                                                                           -----------         --------
         Outstanding, end of period                                                  0         $     --
                                                                           ===========         ========

      At June 30, 2003, the Fund held no written put options.

      A summary of the written call options for the six months ended June 30, 2003 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      -----------------------------------

                                                                       NUMBER OF CONTRACTS  PREMIUMS
                                                                       -------------------  --------
         Outstanding, beginning of period                                            1      $ 2,576
         Options closed                                                             (1)      (2,576)
                                                                           -----------      -------
         Outstanding, end of period                                                  0      $    --
                                                                           ===========      =======

      At June 30, 2003, the Fund held no written call options.

      A summary of the written currency options for the six months ended June 30, 2003 is as follows:

      WRITTEN CURRENCY OPTION TRANSACTIONS
      ---------------------------------------

                                                                       NUMBER OF CONTRACTS     PREMIUMS
                                                                       -------------------  ---------------
         Outstanding, beginning of period                                            1         $ 18,009
         Options written                                                             5          113,712
         Options closed                                                             (4)         (92,076)
                                                                           -----------         --------
         Outstanding, end of period                                                  2         $ 39,645
                                                                           ===========         ========

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2003, the Portfolio held the following written currency option contracts:

         SECURITY                                                 CONTRACTS    VALUE
         ------------------------------------------------------------------------------
         CAD Put/USD Call, Strike Price 1.41, 11/19/2003                1     $21,760
         USD Put/EUR Call, Strike Price 1.22, 08/13/2003                1       1,521
                                                                              -------
         Total (premiums received $39,645)                                    $23,281
                                                                              =======

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2003, the Portfolio held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                  LOCAL PRINCIPAL    CONTRACT         MARKET            AGGREGATE        UNREALIZED
         CONTRACTS TO DELIVER         AMOUNT        VALUE DATE         VALUE           FACE AMOUNT       GAIN/(LOSS)
         -------------------------------------------------------------------------------------------------------------
         Australian Dollar             2,340,000    09/17/2003   $       1,559,411  $      1,556,919   $        (2,492)
         British Pound Sterling        3,905,000    09/17/2003           6,430,364         6,467,687            37,323
         Canadian Dollar                 620,000    09/17/2003             457,075           456,352              (723)
         Danish Krone                 51,210,000    09/17/2003           7,898,755         8,031,177           132,422
         Euro                         63,323,000    09/17/2003          72,514,014        74,871,933         2,357,919
         Japanese Yen                      2,090    10/17/2003                  17                18                 1
         New Zealand Dollar           10,510,000    09/17/2003           6,110,934         6,045,713           (65,221)
         Singapore Dollar              8,810,000    09/17/2003           5,010,664         5,092,486            81,822
         South African Rand            2,070,000    08/29/2003             272,245           245,623           (26,622)
         Swedish Krona                29,780,000    09/17/2003           3,703,819         3,795,565            91,746
                                                                 -----------------  -----------------  ---------------
         TOTAL                                                   $     103,957,298  $    106,563,473   $     2,606,175
                                                                 =================  =================  ===============

      FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                    MARKET          IN EXCHANGE          MARKET        CONTRACT    UNREALIZED
         CONTRACTS TO DELIVER        VALUE              FOR               VALUE       VALUE DATE      GAIN
         -----------------------------------------------------------------------------------------------------
         New Zealand Dollar     $     3,666,211  Australian Dollar   $     3,729,838  09/04/2003  $     63,627
                                ---------------                      ---------------              ------------
         TOTAL                  $     3,666,211                      $     3,729,838              $     63,627
                                ===============                      ===============              ============

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2003, the Portfolio held the following financials futures contracts:

                                                                       UNDERLYING FACE
         CONTRACT                           POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN
         ----------------------------------------------------------------------------------------------
         U.S. 5 Year Note (43 Contracts)      Short      9/30/2003       $4,950,375         $36,301
         U.S. 10 Year Note (46 Contracts)     Short      9/30/2003        5,402,125          56,106
                                                                                            -------
                                                                                            $92,407
                                                                                            =======

     INTEREST RATE SWAP CONTRACTS

      Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will be diminished compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter into these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, managing duration or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Gains and losses are realized upon the expiration or closing of the swap contracts.

      The Portfolio entered into no such transactions during the six months ended June 30, 2003.

(6)  SECURITIES LENDING:

      The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

      At June 30, 2003, the Portfolio loaned securities having a market value of $2,419,765. The Portfolio received cash collateral of $2,482,750 which is invested, together with collateral of other Mellon Institutional funds, in high-grade short-term investments.

(7)  DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      The Portfolio entered into no such transactions during the six months ended June 30, 2003.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of July 1, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

                                 Trustee        Trustee since         William Joseph               29               None
Benjamin M. Friedman                            9/13/1986             Maier, Professor of
c/o Harvard University                                                Political Economy,
Cambridge, MA 02138 8/5/44                                            Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Richard S. Wood                  Trustee        Trustee since         Director and Vice            29               None
c/o Standish Mellon Asset                       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place,                                                     Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           President and     Since 2003            Senior Vice                  29               None
c/o Standish Mellon Asset    Chief Executive                          President and Chief
Management Company LLC,          Officer                              Operating Officer,
One Boston Place                                                      Mellon Institutional
Boston, MA 02108                                                      Asset Management;
7/24/65                                                               formerly Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

Cara E. Hultgren,             Assistant Vice    Since 2001            Assistant Manager,           29               None
c/o Standish Mellon Asset       President                             Mutual Fund
Management,                                                           Operations since
One Boston Place                                                      2001; Shareholder
Boston, MA 02108                                                      Representative,
1/19/71                                                               Standish Mellon
                                                                      Asset Management

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Fixed Income Portfolio
    ("Portfolio"), at value (Note 1A)                                  $808,777,195
  Receivable for Fund shares sold                                            39,092
  Miscellaneous receivable                                                    6,616
  Prepaid expenses                                                           17,229
                                                                       ------------
    Total assets                                                        808,840,132
LIABILITIES
  Payable for Fund shares redeemed                            $638,497
  Accrued accounting, custody and transfer agent fees           5,350
  Accrued trustees' fees and expenses (Note 2)                    492
  Accrued expenses and other liabilities                       42,536
                                                              -------
    Total liabilities                                                       686,875
                                                                       ------------
NET ASSETS                                                             $808,153,257
                                                                       ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                      $975,727,960
  Accumulated net realized loss                                        (210,264,023)
  Undistributed net investment income                                     5,595,997
  Net unrealized appreciation                                            37,093,323
                                                                       ------------
TOTAL NET ASSETS                                                       $808,153,257
                                                                       ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                39,950,086
                                                                       ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Net Assets/Shares outstanding)                                      $      20.23
                                                                       ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                 $18,169,349
  Dividend income allocated from Portfolio                                     640,170
  Expenses allocated from Portfolio                                         (1,667,065)
                                                                           -----------
    Net investment income allocated from Portfolio                          17,142,454
EXPENSES
  Accounting, custody, and transfer agent fees                $    41,693
  Legal and audit services                                         34,236
  Registration fees                                                17,654
  Insurance expense                                                 1,476
  Trustees' fees and expenses (Note 2)                                991
  Miscellaneous                                                    25,856
                                                              -----------
    Total expenses                                                121,906

Deduct:
  Reimbursement of Fund operating expenses (Note 2)              (121,350)
                                                              -----------
      Net expenses                                                                 556
                                                                           -----------
        Net investment income                                               17,141,898
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment security transactions                           21,404,435
    Financial futures contracts                                (4,126,264)
    Written options transactions                                  611,705
    Foreign currency transactions and forward foreign
      currency exchange contracts                             (10,085,171)
                                                              -----------
      Net realized gain                                                      7,804,705
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                       5,823,182
    Financial futures contracts                                 2,445,104
    Written options                                              (907,740)
    Foreign currency and forward foreign currency exchange
      contracts                                                 4,289,662
                                                              -----------
      Change in net unrealized appreciation (depreciation)                  11,650,208
                                                                           -----------
    Net realized and unrealized gain on investments                         19,454,913
                                                                           -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $36,596,811
                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2003       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2002
                                                              ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                        $  17,141,898     $   53,285,875
  Net realized gain                                                7,804,705         13,179,486
  Change in net unrealized appreciation (depreciation)            11,650,208         23,791,586
                                                               -------------     --------------
  Net increase in net assets from investment operations           36,596,811         90,256,947
                                                               -------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                     (13,160,444)       (48,646,406)
                                                               -------------     --------------
  Total distributions to shareholders                            (13,160,444)       (48,646,406)
                                                               -------------     --------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                10,016,875         94,184,646
  Value of shares issued to shareholders in payment of
    distributions declared                                         9,715,993         34,960,251
  Cost of shares redeemed                                       (176,256,030)      (705,084,925)
                                                               -------------     --------------
  Net decrease in net assets from Fund share transactions       (156,523,162)      (575,940,028)
                                                               -------------     --------------
TOTAL DECREASE IN NET ASSETS                                    (133,086,795)      (534,329,487)
NET ASSETS
  At beginning of period                                         941,240,052      1,475,569,539
                                                               -------------     --------------
  At end of period (including undistributed net investment
    income of $5,595,997 and $1,614,543)                       $ 808,153,257     $  941,240,052
                                                               =============     ==============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS
                                            ENDED                           YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2003  ------------------------------------------------------------------
                                         (UNAUDITED)      2002       2001(A)         2000          1999          1998
                                        -------------  ----------  ------------  ------------  ------------  ------------
NET ASSET VALUE, BEGINNING OF PERIOD      $  19.70      $  18.93    $    18.92    $    18.55    $    20.13    $    20.80
                                          --------      --------    ----------    ----------    ----------    ----------
FROM INVESTMENT OPERATIONS:
  Net investment income*(1)                   0.39          0.93          1.22          1.35          1.34          1.37
  Net realized and unrealized gain
    (loss) on investments                     0.44          0.71          0.10          0.47         (1.47)        (0.30)
                                          --------      --------    ----------    ----------    ----------    ----------
Total from investment operations              0.83          1.64          1.32          1.82         (0.13)         1.07
                                          --------      --------    ----------    ----------    ----------    ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (0.30)        (0.87)        (1.31)        (1.45)        (1.42)        (1.38)
  From net realized gain on
    investments                                 --            --            --            --         (0.03)        (0.36)
                                          --------      --------    ----------    ----------    ----------    ----------
Total distributions to shareholders          (0.30)        (0.87)        (1.31)        (1.45)        (1.45)        (1.74)
                                          --------      --------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD            $  20.23      $  19.70    $    18.93    $    18.92    $    18.55    $    20.13
                                          ========      ========    ==========    ==========    ==========    ==========
TOTAL RETURN+++                               4.24%++       8.89%         7.16%        10.21%        (0.70)%        5.25%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net
    assets)*                                  0.38%+        0.38%         0.38%         0.37%         0.36%         0.36%
  Net Investment Income (to average
    daily net assets)*                        3.91%+        4.86%         6.35%         7.23%         6.85%         6.54%
  Net Assets, End of Period (000's
    omitted)                              $808,153      $941,240    $1,475,570    $2,220,981    $2,910,545    $3,392,570

-----------------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share(1)        $   0.38      $   0.93           N/A           N/A           N/A           N/A
Ratios (to average daily net
  assets):
  Expenses                                    0.44%+        0.42%          N/A           N/A           N/A           N/A
  Net investment income                       3.85%+        4.82%          N/A           N/A           N/A           N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 6.37% to 6.35%. Per share data and ratios/supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absense of the expense waivers.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

      The Fund invests all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The objective of the Fund is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by the Portfolio investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

      On June 21, 2003, by vote of the Board of Trustees, the name of the Standish Fixed Income Fund was changed to Standish Mellon Fixed Income Fund. In addition, the name of the Standish, Ayer & Wood Investment Trust was changed to Mellon Institutional Funds Investment Trust. The name changes for the Fund and the Trust are effective July 1, 2003.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, options, futures, interest rate floor, capital loss carryforwards, losses deferred due to wash sales, paydown gains and losses, and amortization and/or accretion of premiums and discounts on certain securities.

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. COMMITMENTS AND CONTINGENCIES

      In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.38% of the Fund's average daily net assets for the six months ended June 30, 2003. Pursuant to this agreement, for the six months ended June 30, 2003, Standish Mellon voluntarily reimbursed the Fund for $121,350 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2003, aggregated $10,021,412 and $181,939,231, respectively.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             SIX MONTHS ENDED
                                                              JUNE 30, 2003         YEAR ENDED
                                                               (UNAUDITED)      DECEMBER 31, 2002
                                                             ----------------  --------------------
         Shares sold                                                499,640             4,867,816
         Shares issued to shareholders in payment of
           distributions declared                                   486,278             1,827,424
         Shares redeemed                                         (8,825,518)          (36,871,959)
                                                              -------------      ----------------
         Net decrease                                            (7,839,600)          (30,176,719)
                                                              =============      ================

      At June 30, 2003, one shareholder held of record approximately 13% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       PAR           VALUE
SECURITY                                   RATE           MATURITY                    VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 113.8%
ASSET BACKED -- 18.9%
Advanta Mortgage Loan Trust 1997-4 M1       7.040%       01/25/2029         USD       2,306,087  $    2,373,828
Advanta Mortgage Loan Trust 1999-3 A4       7.750%       10/25/2026                   2,195,789       2,352,292
Americredit Auto Receivables Trust
  2001-1 A3                                 5.130%       11/06/2005                   1,841,251       1,864,306
Americredit Auto Receivables Trust
  2001-D A3(a)                              1.610%       09/12/2006                   4,231,370       4,236,011
ARG Funding Corp. 1999-1A A3                6.020%       05/20/2005                     400,000         400,000
Capital Auto Receivables Asset Trust
  2003-2 A3A                                1.440%       02/15/2007                   7,625,000       7,610,703
Capital One Master Trust 2000-5 B(a)        1.555%       08/15/2006                  11,500,000      11,505,228
Capital One Multi-Asset Execution Trust
  2003-B2 B2                                3.500%       02/17/2009                     725,000         737,461
Chase Funding Mortgage Loan Asset-Backed
  2001-1 2A1(a)                             1.275%       12/25/2030                   5,702,003       5,702,223
Chase Manhattan Auto Owner Trust 2003-A
  A3                                        1.520%       05/15/2007                   3,500,000       3,498,654
Citibank Credit Card Issuance Trust
  2000-C1                                   7.450%       09/15/2007                   3,250,000       3,595,231
Citibank Credit Card Issuance Trust
  2003-A2 A2                                2.700%       01/15/2008                   8,500,000       8,677,116
Citibank Credit Card Master Trust I
  1997-6 B, PO(b)                           0.000%       08/15/2006                   4,500,000       4,424,136
Citifinancial Mortgage Securities, Inc.
  2003-2 AV1(a)                             1.128%       05/25/2033                   4,000,000       3,998,750
Daimler Chrysler Auto Trust 2001-C A3       4.210%       07/06/2005                  19,000,000      19,223,852
Discover Card Master Trust I 1998-7 A       5.600%       05/16/2006                  12,227,000      12,433,427
First Bankcard Master Credit Card Trust
  2000-2A A(a)                              1.350%       04/17/2006                   3,100,000       3,100,484
First Bankcard Master Credit Card Trust
  2000-2A C(a)                              2.230%       04/17/2006                   2,000,000       1,998,750
First USA Credit Card Master Trust
  1996-6 A(a)                               1.414%       07/10/2006                   1,470,000       1,470,563
First USA Credit Card Master Trust
  1997-7 B(a)                               1.666%       05/17/2007                   9,430,000       9,439,329
Golden State Tobacco Securitization
  Corp.                                     5.000%       06/01/2021                   2,195,000       2,141,398
Green Tree Home Equity Loan Trust 1999-A
  A1B(a)                                    1.460%       02/15/2029                   4,062,796       4,065,908
Harley-Davidson Motorcycle Trust 2001-3
  B                                         3.720%       10/15/2009                   3,003,197       3,065,302
Honda Auto Receivables Owner Trust
  2003-1 A3                                 1.920%       11/20/2006                   4,635,000       4,672,987
MBNA Master Credit Card Trust 1996-J
  B(a)                                      1.730%       02/15/2006                   2,930,000       2,931,202
MBNA Master Credit Card Trust 1996-K
  A(a)                                      1.310%       03/15/2006                   3,000,000       3,000,591
MBNA Master Credit Card Trust 1998-D C      6.300%       12/15/2005                   4,000,000       4,005,625
MBNA Master Credit Card Trust 1998-J B      5.650%       02/15/2006                   4,200,000       4,239,635
MBNA Master Credit Card Trust 2000-A C      7.900%       07/16/2007                   2,070,000       2,246,597
Residential Asset Mortgage Products,
  Inc. 2003-RS1 AI1(a)                      1.480%       01/25/2019                   3,642,771       3,642,085
Residential Asset Securities Corp.
  2002-KS5 AI1(a)                           1.493%       07/25/2017                     937,660         937,543

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       PAR           VALUE
SECURITY                                   RATE           MATURITY                    VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
ASSET BACKED (CONTINUED)
SLMA Student Loan Trust 2003-6 A1(a)        1.280%       06/16/2008         USD       8,000,000  $    8,002,500
Vanderbilt Mortgage Finance 1999-A 1A6      6.750%       03/07/2029                   1,110,000       1,126,650
                                                                                                 --------------
Total Asset Backed (Cost $152,573,195)                                                              152,720,367
                                                                                                 --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.6%
Bear Stearns Mortgage 1998-2 B              6.750%       04/30/2030                   1,374,831       1,350,772
Calwest Industrial Trust 2002-CALW A
  144A                                      6.127%       02/15/2017                   3,945,000       4,499,515
FNMA Grantor Trust 2001-T6 B                6.088%       05/25/2011                   3,983,000       4,622,310
FNMA Grantor Trust 2002-T11 A               4.769%       04/25/2012                   1,604,091       1,718,485
FNMA Grantor Trust 2002-T3 A                5.139%       12/25/2011                   6,790,377       7,371,733
GNMA 2003-48 AC                             2.712%       02/16/2020                   2,950,823       2,969,634
Merrill Lynch Mortgage Investors, Inc.
  1996-C2 B                                 6.960%       11/21/2028                   1,035,000       1,166,341
Merrill Lynch Mortgage Investors, Inc.
  1996-C2 D Non-ERISA                       6.960%       11/21/2028                   1,030,000       1,150,381
Permanent Financing PLC 2 1C Step Up(a)     2.581%       06/10/2042                   3,000,000       3,000,000
Prudential Home Mortgage 1993-B 3B
  144A(a)                                   7.634%       04/28/2023                     377,497         377,497
Vendee Mortgage Trust 2003-1 A              5.750%       09/15/2012                     551,693         574,031
                                                                                                 --------------
Total Collateralized Mortgage Obligations (Cost $27,800,720)                                         28,800,699
                                                                                                 --------------
CORPORATE -- 23.2%
BANKING -- 4.2%
BankBoston NA                               6.375%       04/15/2008                     933,000       1,053,239
First Union National Bank Sub Notes         7.800%       08/18/2010                   3,900,000       4,893,155
FleetBoston Corp.                           6.500%       03/15/2008                   1,500,000       1,724,611
National City Bank                          6.200%       12/15/2011                   2,300,000       2,616,998
National City Corp.                         6.875%       05/15/2019                   1,025,000       1,238,744
Union Planters Corp.                        7.750%       03/01/2011                   1,900,000       2,320,690
Wells Fargo & Co.                           4.250%       08/15/2003                  15,000,000      15,055,564
Wells Fargo & Co.                           5.000%       11/15/2014                   4,535,000       4,809,359
                                                                                                 --------------
                                                                                                     33,712,360
                                                                                                 --------------
BASIC INDUSTRY -- 1.5%
Crompton Corp. Senior Notes                 8.500%       03/15/2005                   2,815,000       2,969,825
General Electric Co.                        5.000%       02/01/2013                   2,830,000       2,988,583
International Paper Co.                     6.750%       09/01/2011                     600,000         693,965
International Paper Co. 144A                5.300%       04/01/2015                     675,000         694,556
Occidental Petroleum Senior Notes           8.450%       02/15/2029                     370,000         506,429
Sealed Air Corp. 144A                       5.625%       07/15/2013                   1,465,000       1,460,063
Tosco Corp.                                 7.250%       01/01/2007                   1,415,000       1,609,251
Tosco Corp.                                 7.800%       01/01/2027                     201,000         256,337
Tosco Corp.                                 8.125%       02/15/2030                     450,000         602,664
Westvaco Corp.                              8.200%       01/15/2030                     341,000         431,561
                                                                                                 --------------
                                                                                                     12,213,234
                                                                                                 --------------
CAPITAL GOODS -- 1.9%
Allied Waste Industries 144A Notes          7.625%       01/01/2006                   4,200,000       4,357,500
American Standard, Inc.                     7.375%       02/01/2008                     500,000         553,125

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       PAR           VALUE
SECURITY                                   RATE           MATURITY                    VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Lockheed Martin Corp.                       8.200%       12/01/2009         USD       1,045,000  $    1,317,864
Lockheed Martin Corp.                       8.500%       12/01/2029                   1,200,000       1,631,890
Northrop Grumman Corp.                      7.125%       02/15/2011                     820,000         982,591
Northrop Grumman Corp.                      7.750%       02/15/2031                   2,360,000       3,042,351
NVR Inc. Senior Notes                       8.000%       06/01/2005                     760,000         792,300
Raytheon Co.                                5.500%       11/15/2012                     755,000         807,366
SPX Corp. Senior Notes                      6.250%       06/15/2011                     230,000         234,600
SPX Corp. Senior Notes                      7.500%       01/01/2013                   1,225,000       1,316,875
                                                                                                 --------------
                                                                                                     15,036,462
                                                                                                 --------------
COMMUNICATIONS -- 0.8%
AOL Time Warner, Inc.                       7.700%       05/01/2032                   1,485,000       1,729,523
Comcast Corp.                               5.500%       03/15/2011                     735,000         783,798
Verizon Global Funding Corp.                4.375%       06/01/2013                   1,300,000       1,281,955
Verizon Virginia, Inc.                      4.625%       03/15/2013                   2,605,000       2,660,590
                                                                                                 --------------
                                                                                                      6,455,866
                                                                                                 --------------
CONSUMER CYCLICAL -- 2.5%
Cox Communications, Inc.                    7.750%       11/01/2010                   1,875,000       2,280,355
Daimler Chrysler NA Holding                 8.500%       01/18/2031                     325,000         383,444
ERAC USA Finance Co. 144A                   8.250%       05/01/2005                   1,950,000       2,153,638
Harrahs Operating Co., Inc.                 7.125%       06/01/2007                   1,278,000       1,433,904
Horseshoe Gaming Holding Corp.              8.625%       05/15/2009                     495,000         527,175
International Flavors & Fragrance           6.450%       05/15/2006                     950,000       1,052,603
Lear Corp.                                  8.110%       05/15/2009                   2,225,000       2,564,312
Liberty Media Corp.                         5.700%       05/15/2013                   2,050,000       2,118,498
MGM Mirage, Inc.                            6.950%       02/01/2005                     720,000         752,400
Mohegan Tribal Gaming Authority Senior
  Notes                                     8.375%       07/01/2011                   1,035,000       1,117,800
Mohegan Tribal Gaming Authority Senior
  Sub Notes                                 8.125%       01/01/2006                   1,355,000       1,470,175
Moore North America Finance, Inc. 144A
  Senior Notes                              7.875%       01/15/2011                     350,000         372,750
News America, Inc. Deb Notes 144A           7.625%       11/30/2028                     910,000       1,081,899
TCI Communications, Inc.                    7.875%       02/15/2026                     825,000         962,080
Univision Communications, Inc.              7.850%       07/15/2011                   1,617,000       1,912,889
                                                                                                 --------------
                                                                                                     20,183,922
                                                                                                 --------------
CONSUMER NONCYCLICAL -- 3.1%
Amerisourcebergen Corp. Senior Notes        7.250%       11/15/2012                     275,000         299,062
Amerisourcebergen Corp. Senior Notes        8.125%       09/01/2008                     950,000       1,047,375
Aramark Services, Inc.                      7.000%       07/15/2006                   4,890,000       5,439,074
Aramark Services, Inc.                      7.000%       05/01/2007                   2,825,000       3,085,469
Archer-Daniels-Midland                      5.935%       10/01/2032                   2,100,000       2,239,619
Ball Corp.                                  6.875%       12/15/2012                     740,000         786,250
HJ Heinz Finance Co.                        6.750%       03/15/2032                   2,575,000       3,009,235
Kroger Co.                                  7.500%       04/01/2031                   1,252,000       1,478,139
Laboratory Corp. of America Holdings        5.500%       02/01/2013                   1,920,000       2,047,936
Tenet Healthcare Corp. Senior Notes         6.375%       12/01/2011                     420,000         396,900

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       PAR           VALUE
SECURITY                                   RATE           MATURITY                    VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL (CONTINUED)
Tricon Global Restaurant, Inc. Senior
  Notes                                     7.650%       05/15/2008         USD         275,000  $      305,250
Tricon Global Restaurant, Inc. Senior
  Notes                                     8.875%       04/15/2011                   3,060,000       3,580,200
Weyerhaeuser Co.                            7.250%       07/01/2013                   1,350,000       1,595,969
                                                                                                 --------------
                                                                                                     25,310,478
                                                                                                 --------------
ELECTRIC -- 0.5%
Dominion Resources, Inc. Senior Notes       5.000%       03/15/2013                   1,200,000       1,242,625
Dominion Resources, Inc. Senior Notes       5.700%       09/17/2012                   1,025,000       1,119,200
Niagara Mohawk Power                        7.625%       10/01/2005                     593,536         653,114
Niagara Mohawk Power Senior Notes           7.750%       10/01/2008                   1,000,000       1,200,542
                                                                                                 --------------
                                                                                                      4,215,481
                                                                                                 --------------
ENERGY -- 1.0%
CenterPoint Energy, Inc. 144A               7.875%       04/01/2013                   1,200,000       1,380,271
Consumers Energy Co. 144A                   5.375%       04/15/2013                   1,580,000       1,657,717
Devon Energy Corp.                          7.950%       04/15/2032                   1,600,000       2,056,582
Progress Energy, Inc.                       7.000%       10/30/2031                     905,000       1,005,410
Waste Management, Inc.                      7.375%       05/15/2029                      50,000          59,224
Waste Management, Inc. Senior Notes         7.000%       07/15/2028                   1,600,000       1,811,379
XTO Energy, Inc. 144A Senior Notes          6.250%       04/15/2013                     380,000         404,700
                                                                                                 --------------
                                                                                                      8,375,283
                                                                                                 --------------
FINANCIAL -- 5.9%
Allstate Corp. Senior Notes                 6.125%       12/15/2032                     733,000         812,546
Archstone-Smith Trust REIT                  5.000%       08/15/2007                   1,675,000       1,800,434
Archstone-Smith Trust REIT                  6.500%       02/15/2012                     580,000         654,472
ASIF Global Financing XVIII 144A            3.850%       11/26/2007                   1,695,000       1,771,954
Boston Properties, Inc. 144A REIT           5.625%       04/15/2015                     675,000         709,537
Boston Properties, Inc. REIT Senior
  Notes                                     6.250%       01/15/2013                   1,987,000       2,146,439
Citigroup, Inc. Sub Notes                   5.625%       08/27/2012                   2,495,000       2,750,644
City National Corp. Senior Notes 144A       5.125%       02/15/2013                   1,840,000       1,892,293
Duke Realty Corp. REIT Senior Notes         7.750%       11/15/2009                   2,200,000       2,670,901
Duke Realty Investments REIT Senior
  Notes                                     6.950%       03/15/2011                      25,000          29,123
Duke Realty LP REIT                         5.875%       08/15/2012                   1,800,000       1,983,284
EOP Operating LP                            7.500%       04/19/2029                   1,260,000       1,457,473
EOP Operating LP Senior Notes               7.000%       07/15/2011                   1,100,000       1,285,254
Ford Motor Credit Co.                       6.500%       01/25/2007                   3,700,000       3,886,679
General Electric Capital Corp.              6.000%       06/15/2012                   2,130,000       2,411,784
General Motors Acceptance Corp.             4.500%       07/15/2006                   1,150,000       1,156,060
General Motors Acceptance Corp.             8.000%       11/01/2031                     880,000         863,826
Goldman Sachs Group, Inc.                   5.700%       09/01/2012                     950,000       1,047,067
Healthcare Realty Trust Senior Notes        8.125%       05/01/2011                   1,090,000       1,217,700
Host Marriott LP REIT                       9.500%       01/15/2007                     900,000         974,250
Jefferies Group, Inc. Senior Notes          7.750%       03/15/2012                   2,200,000       2,576,125
JP Morgan Chase & Co. Sub Notes             5.750%       01/02/2013                   1,485,000       1,617,569
Leucadia National Corp. 144A Senior
  Notes                                     7.000%       08/15/2013                     590,000         591,721
Morgan Stanley Dean Witter                  6.600%       04/01/2012                   2,490,000       2,905,475
Prudential Financial Inc.                   4.500%       07/15/2013                   1,885,000       1,881,814

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       PAR           VALUE
SECURITY                                   RATE           MATURITY                    VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
RBS Capital Trust I(a)                      4.709%       12/31/2049         USD       4,500,000  $    4,531,050
Travelers Property Casualty Corp. Senior
  Notes                                     5.000%       03/15/2013                   1,655,000       1,743,017
                                                                                                 --------------
                                                                                                     47,368,491
                                                                                                 --------------
PUBLIC UTILITY -- 0.8%
AES Corp. 144A                             10.000%       07/15/2005                     900,000         936,000
Appalachian Power Co.                       5.950%       05/15/2033                     450,000         450,835
Keyspan Corp. Senior Notes                  8.000%       11/15/2030                     970,000       1,308,215
NiSource Finance Corp.                      7.625%       11/15/2005                     440,000         485,761
NiSource Finance Corp.                      7.875%       11/15/2010                   1,450,000       1,709,004
Northern States Power Co.                   8.000%       08/28/2012                     415,000         523,840
Southern Natural Gas Co.                    6.700%       10/01/2007                     945,000         935,550
                                                                                                 --------------
                                                                                                      6,349,205
                                                                                                 --------------
TECHNOLOGY -- 0.2%
L-3 Communications Corp. 144A Senior Sub
  Notes                                     7.625%       06/15/2012                   1,450,000       1,595,000
                                                                                                 --------------
TRANSPORTATION -- 0.8%
CSX Corp.                                   6.250%       10/15/2008                     865,000         986,555
Norfolk Southern Corp.                      7.050%       05/01/2037                   1,500,000       1,752,346
Norfolk Southern Corp. Senior Notes         7.250%       02/15/2031                     670,000         801,240
Union Pacific Corp.                         3.625%       06/01/2010                   1,645,000       1,611,649
Union Pacific Corp.                         3.875%       02/15/2009                   1,400,000       1,424,107
                                                                                                 --------------
                                                                                                      6,575,897
                                                                                                 --------------
Total Corporate (Cost $175,584,552)                                                                 187,391,679
                                                                                                 --------------
MUNICIPAL OBLIGATIONS -- 1.1%
Illinois State                              5.100%       06/01/2033                   5,770,000       5,674,045
New York NY NCL                             5.250%       06/01/2013                   1,100,000       1,210,187
New York NY NCL                             5.500%       08/01/2012                   1,750,000       1,964,357
                                                                                                 --------------
Total Municipal Obligations (Cost $8,976,887)                                                         8,848,589
                                                                                                 --------------
YANKEE BONDS -- 7.6%
Abbey National PLC                          7.950%       10/26/2029                   1,383,000       1,837,890
Abitibi-Consolidated, Inc.                  8.850%       08/01/2030                   1,410,000       1,530,816
Amvescap Senior Notes 144A                  6.600%       05/15/2005                   2,125,000       2,301,035
British Sky Broadcasting                    8.200%       07/15/2009                   2,955,000       3,452,688
British Telecom PLC                         8.875%       12/15/2030                     692,000         946,763
Carnival Corp.                              6.650%       01/15/2028                   2,800,000       2,944,668
ChevronTexaco Capital Co.                   3.500%       09/17/2007                   4,595,000       4,764,876
Deutsche Telekom                            8.750%       06/15/2030                   1,255,000       1,590,926
Dominican Republic 144A                     9.500%       09/27/2006                     390,000         366,600
Domtar, Inc.                                7.875%       10/15/2011                   1,160,000       1,395,019
Donohue Forest Products                     7.625%       05/15/2007                   2,575,000       2,769,848
Financement Quebec                          5.000%       10/25/2012                   3,375,000       3,640,414
France Telecom(a)                           7.750%       03/01/2011                   1,795,000       2,259,124
France Telecom                              8.500%       03/01/2031                     175,000         242,154
Koninklijke KPN NV                          8.000%       10/01/2010                   1,325,000       1,640,280

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       PAR           VALUE
SECURITY                                   RATE           MATURITY                    VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Nordea Bank Sweden AB 144A                  5.250%       11/30/2012         USD       3,710,000  $    3,965,338
Province of Ontario                         4.200%       06/30/2005                   1,505,000       1,583,650
Republic of Brazil                          8.000%       04/15/2014                     708,061         623,093
Republic of Brazil                         10.250%       06/17/2013                   1,360,000       1,280,440
Republic of Bulgaria 144A                   8.250%       01/15/2015                     835,000         985,300
Republic of El Salvador                     8.500%       07/25/2011                     870,000         933,075
Republic of Peru                            9.875%       02/06/2015                     470,000         515,825
Republic of South Africa                    8.500%       06/23/2017                   1,118,000       1,369,550
Republic of South Africa                    9.125%       05/19/2009                     850,000       1,049,750
Rio Tinto Finance USA Ltd.                  2.625%       09/30/2008                   4,255,000       4,176,926
Rogers Cable, Inc. 144A Notes               6.250%       06/15/2013                     550,000         550,781
Royal Caribbean Cruises Senior Notes        8.750%       02/02/2011                   2,350,000       2,467,500
Russian Federation                          5.000%       03/31/2030                   1,140,000       1,104,375
State of Qatar 144A                         9.750%       06/15/2030                     565,000         779,700
Teck Cominico Ltd.                          7.000%       09/15/2012                   1,865,000       2,016,710
Telus Corp.                                 8.000%       06/01/2011                     790,000         924,300
Tyco International Group SA                 6.750%       02/15/2011                     975,000       1,050,562
United Mexican States                       6.625%       03/03/2015                   1,590,000       1,693,350
United Mexican States                       8.300%       08/15/2031                   1,610,000       1,853,915
UPM-Kymmene Corp. Senior Notes              5.625%       12/01/2014                     895,000         964,953
                                                                                                 --------------
Total Yankee Bonds (Cost $57,394,694)                                                                61,572,194
                                                                                                 --------------
NON-AGENCY -- 3.8%
PASS THRU SECURITIES -- 3.8%
CS First Boston Mortgage Securities
  Corp. 2001-CF2 A4                         6.505%       02/15/2034                     825,000         960,842
DLJ Commercial Mortgage Corp. 1998-CF2
  A1B                                       6.240%       11/12/2031                   3,705,000       4,233,773
DLJ Commercial Mortgage Corp. 1998-CF2
  B1(a)                                     7.058%       11/12/2031                   2,225,000       2,567,953
First Chicago/Lennar Trust
  1997-CHL1-D(a)                            7.999%       04/29/2039                   7,610,000       7,820,462
GMAC Commercial Mortgage Securities,
  Inc. 1996-C1 F Non-ERISA                  7.860%       11/15/2006                   2,375,000       2,521,025
JP Morgan Commercial Mortgage Finance
  Corp. 1997-C5 A3                          7.088%       09/15/2029                   1,300,000       1,486,616
Morgan Stanley Capital 1998-HF1 E(a)        7.565%       03/15/2030                   5,800,000       6,509,310
Morgan Stanley Dean Witter Capital I
  2001-IQA A1                               4.570%       12/18/2032                   4,075,219       4,276,127
Residential Funding Mortgage Securities
  I 2002-S4 A8                              5.500%       02/25/2032                     486,894         491,344
                                                                                                 --------------
                                                                                                     30,867,452
                                                                                                 --------------
Total Non-Agency (Cost $29,049,952)                                                                  30,867,452
                                                                                                 --------------
U.S. GOVERNMENT AGENCY -- 34.0%
PASS THRU SECURITIES -- 34.0%
FHLMC                                       7.000%       11/01/2031                     918,425         962,865
FNMA                                        5.000%       07/01/2018                   1,500,000       1,552,969
FNMA                                        5.703%       05/25/2011                   1,634,160       1,802,980

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                       PAR           VALUE
SECURITY                                   RATE           MATURITY                    VALUE        (NOTE 1A)
---------------------------------------------------------------------------------------------------------------
PASS THRU SECURITIES (CONTINUED)
FNMA                                        6.500% 08/01/2032 - 09/01/2032  USD      15,445,087  $   16,106,636
FNMA                                        7.000% 05/01/2031 - 07/01/2032              229,366         241,544
FNMA                                        7.500%       11/01/2029                       3,345           3,556
FNMA                                        8.500%       06/01/2012                     105,062         114,554
FNMA (TBA)#                                 5.000% 07/01/2018 - 08/01/2018           22,725,000      23,455,344
FNMA (TBA)#                                 5.500% 07/01/2033 - 09/01/2033           84,850,000      87,425,238
FNMA (TBA)#                                 6.000%       07/01/2033                  98,850,000     102,711,279
FNMA (TBA)#                                 6.500%       07/01/2033                  38,350,000      39,991,840
GNMA                                        6.500%       08/15/2032                     785,507         824,806
GNMA                                        9.000%       02/15/2021                      22,484          25,058
                                                                                                 --------------
                                                                                                    275,218,669
                                                                                                 --------------
Total U.S. Government Agency (Cost $274,310,064)                                                    275,218,669
                                                                                                 --------------
U.S. TREASURY OBLIGATIONS -- 10.4%
TREASURY BONDS -- 2.7%
U.S. Treasury Bond+                         5.375%       02/15/2031                  11,722,000      13,199,617
U.S. Treasury Bond                          6.250%       05/15/2030                   6,712,000       8,355,916
                                                                                                 --------------
                                                                                                     21,555,533
                                                                                                 --------------
TREASURY NOTES -- 7.7%
U.S. Treasury Note                          2.000%       05/15/2006                  45,770,000      46,256,306
U.S. Treasury Note                          2.625%       05/15/2008                   7,120,000       7,185,084
U.S. Treasury Note                          3.250%       08/15/2007                   8,290,000       8,651,718
                                                                                                 --------------
                                                                                                     62,093,108
                                                                                                 --------------
Total U.S. Treasury Obligations (Cost $83,621,301)                                                   83,648,641
                                                                                                 --------------
FOREIGN DENOMINATED -- 11.2%
DENMARK -- 0.4%
Denmark Realkredit                          6.000%       10/01/2032         DKK      21,211,509       3,368,702
                                                                                                 --------------
EURO -- 10.8%
Bundes Obligation Series 136                5.000%       08/19/2005         EUR       8,375,000      10,156,507
Deutschland Republic                        4.125%       07/04/2008                  23,235,000      28,078,284
Deutschland Republic                        4.500%       01/04/2013                  10,150,000      12,257,241
Deutschland Republic                        5.000%       07/04/2011                   1,940,000       2,439,440
Deutschland Republic                        5.250%       07/04/2010                   1,280,000       1,629,771
Deutschland Republic                        5.250%       01/04/2011                  10,995,000      14,037,711
Deutschland Republic                        5.625%       01/04/2028                   5,222,205       6,792,761
Kingdom of Belgium                          5.750%       09/28/2010                     375,000         491,890
Kingdom of Belgium Series 38                5.000%       09/28/2012                   4,100,000       5,134,246
Sappi Pappier Holding AG 144A               6.750%       06/15/2012                   1,401,000       1,583,436
Spanish Government                          5.000%       07/30/2012                   4,100,000       5,112,602
                                                                                                 --------------
                                                                                                     87,713,889
                                                                                                 --------------
Total Foreign Denominated (Cost $76,683,770)                                                         91,082,591
                                                                                                 --------------
TOTAL BONDS AND NOTES (COST $885,995,135)                                                           920,150,881
                                                                                                 --------------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   VALUE
SECURITY                                                                           SHARES        (NOTE 1A)
-------------------------------------------------------------------------------------------------------------
EQUITIES -- 0.0%
COMMON STOCKS -- 0.0%
GH Water Supply Holdings Ltd. (Hong Kong)                                              87,018  $            0
Guangdong Alliance Ltd. 144A (Hong Kong)*                                             228,997               0
HK Property Co. (Hong Kong)*                                                          228,997               0
                                                                                               --------------
                                                                                                            0
                                                                                               --------------
TOTAL EQUITIES (COST $0)                                                                                    0
                                                                                               --------------
PREFERRED STOCKS -- 0.3%
CONVERTIBLE PREFERRED STOCKS -- 0.3%
Equity Office Properties Trust 144A CVT Pfd REIT                                       50,600       2,514,820
                                                                                               --------------
Total Convertible Preferred Stocks (Cost $2,513,200)                                                2,514,820
                                                                                               --------------
TOTAL PREFERRED STOCKS (COST $2,513,200)                                                            2,514,820
                                                                                               --------------


                                                                                  CONTRACT
                                                                                    SIZE
                                                                                -------------
PURCHASED OPTIONS -- 0.0%
JPY Put/USD Call, Strike Price 150.00, 02/02/2004 (USD)                            38,880,000           3,888
                                                                                               --------------
TOTAL PURCHASED OPTIONS (COST $583,200)                                                                 3,888
                                                                                               --------------


                                                                                     PAR
                                                                                   VALUE/
                                                            RATE     MATURITY      SHARES
                                                           -------  ----------  -------------
SHORT-TERM INVESTMENTS -- 27.5%
CASH EQUIVALENTS -- 11.5%
Bank of Montreal Eurodollar Time Deposit(c)                  1.150% 07/09/2003  $  11,594,308      11,594,308
Credit Agricole Indosuez Eurodollar Time Deposit(c)          1.050% 08/26/2003     12,724,815      12,724,815
Den Danske Bank Eurodollar Time Deposit(c)                   1.040% 07/24/2003     10,179,852      10,179,852
Goldman Sachs Financial Square Funds - Prime Obligations
  Fund(c)                                                                          12,724,815      12,724,815
Royal Bank of Canada Eurodollar Time Deposit(c)              1.300% 07/01/2003     22,904,668      22,904,668
Royal Bank of Scotland Eurodollar Time Deposit(c)            1.125% 07/01/2003     22,904,667      22,904,667
                                                                                               --------------
                                                                                                   93,033,125
                                                                                               --------------
U.S. GOVERNMENT -- 16.0%
U.S. Treasury Bill++                                         1.062% 07/10/2003    129,558,000     129,519,132
                                                                                               --------------
TOTAL SHORT-TERM INVESTMENTS (COST $222,564,197)                                                  222,552,257
                                                                                               --------------

TOTAL INVESTMENTS -- 141.6% (COST
 $1,111,655,732)                          $1,145,221,846
OTHER ASSETS, LESS LIABILITIES --
(41.6%)                                    (336,444,484)
                                          -------------
NET ASSETS -- 100.0%                      $ 808,777,362
                                          =============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule
144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
DKK - Danish Krone
EUR - Euro
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
JPY - Japanese Yen
NCL - Non-callable
PO - Principal Only
REIT - Real Estate Investment Trust
Step Up - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003.
Maturity date disclosed is the ultimate maturity.
TBA - To Be Announced
USD - United States Dollar

(a)  Variable Rate Security; rate indicated is as of 6/30/03.
(b)  Zero coupon security.
(c)  Represents investments of security lending collateral (Note 7).
#    All or a portion of these securities are delayed delivery contracts (Note
     6).
+    Denotes all or part of security pledged as collateral.
*    Non-income producing security.
++   Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities on
    loan of $91,070,541 (Note 7))
    (identified cost, $1,111,655,732)                                      $1,145,221,846
  Cash                                                                           306,497
  Receivable for investments sold                                             53,464,930
  Interest receivable                                                          8,404,735
  Unrealized appreciation on forward foreign currency
    exchange contracts (Note 5)                                                2,693,268
  Prepaid expenses                                                                14,843
                                                                           -------------
    Total assets                                                           1,210,106,119
LIABILITIES
  Payable for investments purchased                           $276,663,946
  Payable for variation margin on open financial futures
    contracts (Note 5)                                            151,503
  Payable upon return of securities loaned (Note 7)            93,033,125
  Payable for delayed delivery transactions (Note 6)           31,365,547
  Accrued accounting and custody fees                              35,970
  Accrued trustees' fees and expenses (Note 2)                     18,291
  Accrued expenses and other liabilities                           60,375
                                                              -----------
    Total liabilities                                                        401,328,757
                                                                           -------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS)                 $ 808,777,362
                                                                           =============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income of
    $47,200 (Note 7))                                                      $18,169,353
  Dividend income                                                              640,170
                                                                           -----------
    Total income                                                            18,809,523
EXPENSES
  Investment advisory fee (Note 2)                            $ 1,502,497
  Accounting and custody fees                                     188,189
  Legal and audit services                                         43,168
  Trustees' fees and expenses (Note 2)                             34,426
  Insurance expense                                                13,272
  Licensing fees                                                    9,918
                                                              -----------
    Total expenses                                              1,791,470
  Deduct:
  Waiver of investment advisory fee (Note 2)                     (124,405)
                                                              -----------
      Net expenses                                                           1,667,065
                                                                           -----------
        Net investment income                                               17,142,458
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                           21,404,439
    Financial futures contracts                                (4,126,265)
    Written options transactions                                  611,705
    Foreign currency transactions and forward foreign
      currency exchange contracts                             (10,085,173)
                                                              -----------
      Net realized gain                                                      7,804,706
  Change in unrealized appreciation (depreciation)
    Investment securities                                       5,823,184
    Financial futures contracts                                 2,445,104
    Written options                                              (907,740)
    Foreign currency and forward foreign currency exchange
      contracts                                                 4,289,662
                                                              -----------
      Change in net unrealized appreciation (depreciation)                  11,650,210
                                                                           -----------
    Net realized and unrealized gain                                        19,454,916
                                                                           -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $36,597,374
                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2003       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2002
                                                              ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                        $  17,142,458     $   53,285,882
  Net realized gain                                                7,804,706         13,179,491
  Change in net unrealized appreciation (depreciation)            11,650,210         23,791,589
                                                               -------------     --------------
  Net increase in net assets from investment operations           36,597,374         90,256,962
                                                               -------------     --------------

CAPITAL TRANSACTIONS
  Contributions                                                   10,021,412         94,362,926
  Withdrawals                                                   (181,939,231)      (735,911,427)
                                                               -------------     --------------
  Net decrease in net assets from capital transactions          (171,917,819)      (641,548,501)
                                                               -------------     --------------
TOTAL DECREASE IN NET ASSETS                                    (135,320,445)      (551,291,539)
NET ASSETS
  At beginning of period                                         944,097,807      1,495,389,346
                                                               -------------     --------------
  At end of period                                             $ 808,777,362     $  944,097,807
                                                               =============     ==============

    The accompanying notes are an integral part of the financial statements.

                     STANDISH, AYER & WOOD MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                           YEAR ENDED DECEMBER 31,
                                     JUNE 30, 2003  ------------------------------------------------------------------
                                      (UNAUDITED)      2002       2001(A)         2000          1999          1998
                                     -------------  ----------  ------------  ------------  ------------  ------------
TOTAL RETURN+++                            4.24%++       8.89%         7.18%        10.23%        (0.69)%        5.27%
RATIOS:
  Expenses (to average daily net
    assets)*                               0.38%+        0.38%         0.36%         0.35%         0.35%         0.34%
  Net Investment Income (to average
    daily net assets)*                     3.91%+        4.86%         6.37%         7.24%         6.86%         6.56%
  Portfolio Turnover                        222%++        384%          329%          233%          159%          148%
  Net Assets, End of Period (000's
    omitted)                           $808,777      $944,098    $1,495,389    $2,226,002    $2,911,705    $3,416,462

-----------------

* For the period indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net
  assets):
  Expenses                                 0.41%+        0.39%          N/A           N/A           N/A           N/A
  Net investment income                    3.88%+        4.85%          N/A           N/A           N/A           N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of net investment income to average net assets from 6.39% to 6.37%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2003, there was one fund, Standish Mellon Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2003 was approximately 100%.

      The objective of the Portfolio is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

      On June 21, 2003, by vote of the Board of Trustees, the name of the Standish Fixed Income Portfolio was changed to Standish Mellon Fixed Income Portfolio. In addition, the name of the Standish, Ayer & Wood Master Portfolio was changed to Mellon Institutional Funds Master Portfolio. The name changes for the Portfolio and the Portfolio Trust are effective July 1, 2003.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. FOREIGN CURRENCY TRANSACTIONS

      Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

      Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. INVESTMENT RISK

      There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. COMMITMENT AND CONTINGENCIES

      In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.38% of the Portfolio's average daily net assets. Pursuant to this agreement, for the six months ended June 30, 2003, Standish Mellon voluntarily waived $124,405 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2003 were as follows:

                                                                       PURCHASES         SALES
                                                                     --------------  --------------
         U.S. Government Securities                                  $1,892,586,049  $2,177,655,495
                                                                     ==============  ==============
         Investments (non-U.S.Government Securities)                 $  291,872,669  $  141,580,790
                                                                     ==============  ==============

(4)  FEDERAL TAXES:

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2003, as computed on a federal tax basis, were as follows:

         Aggregate Cost                                                $1,111,662,762
                                                                       ==============
         Gross unrealized appreciation                                     36,211,521
         Gross unrealized depreciation                                     (2,652,437)
                                                                       --------------
         Net unrealized appreciation                                   $   33,559,084
                                                                       ==============

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      A summary of the written put options for the six months ended June 30, 2003 is as follows:

      WRITTEN PUT OPTION TRANSACTIONS
      ----------------------------------

                                                                       NUMBER OF CONTRACTS       PREMIUMS
                                                                       -------------------  ------------------
         Outstanding, beginning of period                                            4         $   855,084
         Options written                                                             4             305,461
         Options expired                                                            (8)         (1,160,545)
                                                                           -----------         -----------
         Outstanding, end of period                                                  0         $        --
                                                                           ===========         ===========

      At June 30, 2003, the Portfolio held no written put option contracts.

      A summary of the written call options for the six months ended June 30, 2003 is as follows:

      WRITTEN CALL OPTION TRANSACTIONS
      -----------------------------------

                                                                       NUMBER OF CONTRACTS      PREMIUMS
                                                                       -------------------  ----------------
         Outstanding, beginning of period                                            3         $ 105,383
         Options written                                                             4           305,461
         Options expired                                                            (2)          (94,895)
         Options closed                                                             (5)         (315,949)
                                                                           -----------         ---------
         Outstanding, end of period                                                  0         $      --
                                                                           ===========         =========

      At June 30, 2003, the Portfolio held no written call option contracts.

     INTEREST RATE FLOORS

      Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including,

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

      At June 30, 2003, the Portfolio did not hold any open interest rate floor agreements.

     FORWARD CURRENCY EXCHANGE CONTRACTS

      The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

      At June 30, 2003, the Portfolio held the following forward foreign currency exchange contracts:

      FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                  LOCAL PRINCIPAL    CONTRACT         MARKET          AGGREGATE        UNREALIZED
         CONTRACTS TO DELIVER         AMOUNT        VALUE DATE        VALUE          FACE AMOUNT          GAIN
         -----------------------------------------------------------------------------------------------------------
         Danish Krone                 23,960,000    09/17/2003   $      3,695,649  $     3,757,606   $        61,957
         Euro                         74,475,000    09/17/2003         85,284,670       87,915,981         2,631,311
                                                                 ----------------  ----------------  ---------------
         TOTAL                                                   $     88,980,319  $    91,673,587   $     2,693,268
                                                                 ================  ================  ===============

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At June 30, 2003, the Portfolio held the following financials futures contracts:

                                                        EXPIRATION   UNDERLYING FACE
         CONTRACT                            POSITION      DATE      AMOUNT AT VALUE  UNREALIZED GAIN
         ---------------------------------------------------------------------------------------------
         U.S. 5 Year Note (61 Contracts)       Short    9/30/2003      $ 7,031,550        $ 52,392
         U.S. 10 Year Note (337 Contracts)     Short    9/30/2003       39,576,437         536,120
                                                                                          --------
                                                                                          $588,512
                                                                                          ========

(6)  DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      See the Schedule of Investments for outstanding delayed delivery transactions.

(7)  SECURITIES LENDING:

      The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

      At June 30, 2003, the Portfolio loaned securities having a market value of $91,070,541. The Portfolio received cash collateral of $93,033,125 which is invested, together with collateral of other Mellon Institutional funds, in high-grade short-term investments.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of July 1, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Richard S. Wood                  Trustee        Trustee since         Director and Vice            29               None
c/o Standish Mellon Asset                       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place,                                                     Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           President and     Since 2003            Senior Vice                  29               None
c/o Standish Mellon Asset    Chief Executive                          President and Chief
Management Company LLC,          Officer                              Operating Officer,
One Boston Place                                                      Mellon Institutional
Boston, MA 02108                                                      Asset Management;
7/24/65                                                               formerly Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Short-Term Asset Reserve
    Portfolio ("Portfolio"), at value (Note 1A)                       $190,036,693
  Receivable for Fund shares sold                                          200,445
  Prepaid expenses                                                           6,076
                                                                      ------------
    Total assets                                                       190,243,214
LIABILITIES
  Payable for Fund shares redeemed                            $53,496
  Distributions payable                                       25,139
  Accrued accounting, custody and transfer agent fees          3,937
  Accrued trustees' fees and expenses (Note 2)                   492
  Accrued expenses and other liabilities                      12,278
                                                              ------
    Total liabilities                                                       95,342
                                                                      ------------
NET ASSETS                                                            $190,147,872
                                                                      ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $192,064,262
  Accumulated net realized loss                                         (2,739,825)
  Undistributed net investment income                                      102,882
  Net unrealized appreciation                                              720,553
                                                                      ------------
TOTAL NET ASSETS                                                      $190,147,872
                                                                      ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                9,722,957
                                                                      ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Net Assets/Shares outstanding)                                     $      19.56
                                                                      ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                              $2,014,177
  Expenses allocated from Portfolio                                       (318,330)
                                                                        ----------
    Net investment income allocated from Portfolio                       1,695,847
EXPENSES
  Accounting, custody, and transfer agent fees                $ 20,125
  Registration fees                                              8,678
  Legal and audit services                                       8,506
  Trustees' fees and expenses (Note 2)                             991
  Insurance expense                                                712
  Miscellaneous                                                  6,577
                                                              --------
    Total expenses                                              45,589

Deduct:
  Reimbursement of Fund operating expenses (Note 2)            (45,589)
                                                              --------
      Net expenses                                                               0
                                                                        ----------
        Net investment income                                            1,695,847
                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain allocated from Portfolio on:
    Investment security transactions                           191,989
    Financial futures contracts                                186,795
                                                              --------
      Net realized gain                                                    378,784
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                     (110,661)
    Financial futures contracts                               (161,516)
                                                              --------
      Change in net unrealized appreciation (depreciation)                (272,177)
                                                                        ----------
    Net realized and unrealized gain on investments                        106,607
                                                                        ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $1,802,454
                                                                        ==========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2003       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2002
                                                              ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $  1,695,847      $   4,382,028
  Net realized gain                                                  378,784            729,932
  Change in net unrealized appreciation (depreciation)              (272,177)          (433,362)
                                                                ------------      -------------
  Net increase in net assets from investment operations            1,802,454          4,678,598
                                                                ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                      (1,694,569)        (4,545,684)
                                                                ------------      -------------
  Total distributions to shareholders                             (1,694,569)        (4,545,684)
                                                                ------------      -------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                               102,189,946        147,542,518
  Value of shares issued to shareholders in payment of
    distributions declared                                         1,518,426          3,926,750
  Cost of shares redeemed                                        (60,288,052)      (138,921,633)
                                                                ------------      -------------
  Net increase in net assets from Fund share transactions         43,420,320         12,547,635
                                                                ------------      -------------
TOTAL INCREASE IN NET ASSETS                                      43,528,205         12,680,549
NET ASSETS
  At beginning of period                                         146,619,667        133,939,118
                                                                ------------      -------------
  At end of period (including undistributed net investment
    income of $102,882 and $101,604)                            $190,147,872      $ 146,619,667
                                                                ============      =============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED                       YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2003  ----------------------------------------------------------
                                               (UNAUDITED)      2002      2001(A)       2000        1999        1998
                                              -------------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $  19.55      $  19.55    $  19.36    $  19.23    $  19.44    $  19.48
                                                --------      --------    --------    --------    --------    --------
FROM INVESTMENT OPERATIONS:
  Net investment income*(1)                         0.18          0.58        0.95        1.15        1.08        1.13
  Net realized and unrealized gain (loss) on
    investments                                     0.02          0.03        0.21        0.13       (0.21)      (0.04)
                                                --------      --------    --------    --------    --------    --------
Total from investment operations                    0.20          0.61        1.16        1.28        0.87        1.09
                                                --------      --------    --------    --------    --------    --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                       (0.19)        (0.61)      (0.97)      (1.15)      (1.08)      (1.13)
                                                --------      --------    --------    --------    --------    --------
Total distributions to shareholders                (0.19)        (0.61)      (0.97)      (1.15)      (1.08)      (1.13)
                                                --------      --------    --------    --------    --------    --------
NET ASSET VALUE, END OF PERIOD                  $  19.56      $  19.55    $  19.55    $  19.36    $  19.23    $  19.44
                                                ========      ========    ========    ========    ========    ========
TOTAL RETURN+++                                     1.01%++       3.14%       6.14%       6.94%       4.61%       5.75%
RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*           0.36%+        0.36%       0.36%       0.36%       0.35%       0.35%
  Net Investment Income (to average daily
    net assets)*                                    1.91%+        2.99%       4.89%       6.07%       5.60%       5.81%
  Net Assets, End of Period (000's omitted)     $190,148      $146,620    $133,939    $183,858    $301,965    $260,004

-----------------

* For the periods indicated, the investment adviser voluntarily agreed to reimburse the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share(1)              $   0.18      $   0.56    $   0.94    $   1.15         N/A         N/A
Ratios (to average daily net assets):
  Expenses                                          0.42%+        0.46%       0.41%       0.38%        N/A         N/A
  Net investment income                             1.85%+        2.89%       4.84%       6.05%        N/A         N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis.
++   Not annualized.
+++  Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Short-Term Asset Reserve Fund (the "Fund") is a separate diversified investment series of the Trust.

      The objective of the Fund is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund invests all of its investable assets in an interest of the Standish Mellon Short-Term Asset Reserve Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio Trust seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      On June 21, 2003, by vote of the Board of Trustees, the name of the Standish Short-Term Asset Reserve Fund was changed to Standish Mellon Short-Term Asset Reserve Fund. In addition, the name of the Standish, Ayer & Wood Investment Trust was changed to Mellon Institutional Funds Investment Trust. The name changes for the Fund and the Trust are effective July 1, 2003.

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and amortization and/or accretion of premiums and discounts on certain securities.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

      The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. COMMITMENTS AND CONTINGENCIES

      In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE:

      The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.36% of the Fund's average daily net assets for the six months ended June 30, 2003. Pursuant to this agreement, for the six months ended June 30, 2003, Standish Mellon voluntarily reimbursed the Fund for $45,589 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

      Increases and decreases in the Fund's investment in the Portfolio for the six months ended June 30, 2003, aggregated $102,013,486 and $60,549,536, respectively.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

      The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                             SIX MONTHS ENDED
                                                              JUNE 30, 2003         YEAR ENDED
                                                               (UNAUDITED)      DECEMBER 31, 2002
                                                             ----------------  --------------------
         Shares sold                                             5,229,042           7,582,039
         Shares issued to shareholders in payment of
           distributions declared                                   77,663             201,591
         Shares redeemed                                        (3,083,850)         (7,133,587)
                                                                ----------          ----------
         Net increase                                            2,222,855             650,043
                                                                ==========          ==========

      At June 30, 2003, two shareholders held of record approximately 38% and 11% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      See coresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     EXPECTED                   PAR           VALUE
SECURITY                                     RATE    MATURITY    MATURITY      VALUE        (NOTE 1A)
-------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 90.1%
ASSET BACKED -- 34.8%
American Express Master Trust 1996-1 A(a)    1.330% 09/19/2003  08/15/2004  $  1,200,000  $   1,200,158
American Express Master Trust 2001-1 A(a)    1.270% 10/15/2004  09/15/2005       680,000        680,283
American Express Master Trust 2002-1 A(a)    1.250% 01/14/2005  12/15/2005     2,735,000      2,735,922
Americredit Auto Receivable Trust 1999-B
  A4                                         5.960% 08/05/2004  03/12/2006       265,993        266,173
BMW Vehicle Owner Trust 2002-A A3            3.800% 12/25/2004  05/25/2006     3,479,000      3,552,939
Capital Auto Receivables Asset Trust
  2002-2 A3                                  3.820% 12/15/2004  07/15/2005     4,100,000      4,173,221
Capital One Master Trust 2002-3A A(a)        1.450% 04/19/2005  02/15/2008     3,980,000      3,962,242
Centex Home Equity 2001-B A2                 5.350% 08/25/2003  10/25/2022       304,546        304,336
Chase Credit Card Master Trust 2002-2 A(a)   1.230% 03/17/2005  07/16/2007     3,510,000      3,511,893
Chase Funding Mortgage Loan Asset Backed
  2003-3 2A2(a)                              1.590% 10/27/2006  04/25/2033     1,900,000      1,897,625
Chase Manhattan Auto Owner Trust 2001-A A3   4.550% 04/15/2004  08/15/2005     1,102,176      1,116,156
Chase Manhattan Auto Owner Trust 2002-A A3   3.490% 09/15/2004  03/15/2006       750,000        760,878
Chase Manhattan Auto Owner Trust 2002-B A3   3.580% 12/15/2004  05/15/2006     1,500,000      1,531,687
Citibank Credit Card Issuance Trust
  2002-A5 A5(a)                              1.159% 09/19/2005  09/17/2007     4,080,000      4,081,619
Daimler Chrysler Master Owner Trust 2002-A
  A(a)                                       1.240% 05/22/2005  05/17/2007     3,950,000      3,952,330
Discover Card Master Trust I 1995-1 A(a)     1.460% 08/20/2004  02/16/2007     3,000,000      3,005,539
Discover Card Master Trust I 2000-5 A(a)     1.360% 05/18/2005  11/15/2007       725,000        726,723
First USA Credit Card Master Trust 1997-2
  A(a)                                       1.270% 05/21/2004  01/17/2007     2,440,000      2,440,348
Fleet Credit Card Master Trust II 2001-C A   3.860% 09/15/2004  03/15/2007     2,725,000      2,807,896
Ford Credit Auto Owner Trust 2002-A A3B(a)   1.300% 03/05/2004  01/15/2006     2,322,372      2,322,711
Gracechurch Card Funding PLC 4 A(a)          1.123% 12/15/2003  06/15/2008     2,000,000      2,000,000
Honda Auto Receivables Owner Trust 2002-1
  A3                                         3.500% 10/15/2004  10/17/2005     3,289,455      3,329,845
MBNA Credit Card Master Trust 2001-A4 A(a)   1.310% 09/18/2004  02/15/2007     2,440,000      2,441,848
MBNA Master Credit Card Trust 1996-J A(a)    1.330% 09/19/2003  02/15/2006       160,000        160,021
MBNA Master Credit Card Trust 1999-H A(a)    1.499% 04/14/2004  09/15/2006     1,500,000      1,501,543
Nissan Auto Receivable Owner Trust 2002-A
  A3                                         3.580% 09/15/2004  09/15/2005     3,590,000      3,635,118
Residential Asset Securities Corp.
  1998-KS3 AI6(a)                            1.853% 12/03/2004  10/25/2029       595,381        597,936
Residential Asset Securities Corp.
  2001-KS2 AI3                               5.751% 03/25/2004  03/25/2027     1,533,766      1,550,514
SLMA Student Loan Trust 2002-4 A2(a)         1.440% 03/24/2005  12/15/2009     3,985,000      3,984,276
The Money Store Home Equity Trust 1998-B
  AF6                                        6.315% 09/15/2004  07/15/2026       490,605        500,224
Toyota Auto Receivables Owner Trust 2001-C
  A3(a)                                      1.250% 11/16/2003  12/15/2005       375,080        375,046
Toyota Auto Receivables Owner Trust 2002-A
  A3(a)                                      1.480% 09/15/2004  01/16/2006       800,000        799,822
USAA Auto Owner Trust 2001-1 A3              4.690% 10/15/2003  02/15/2005       332,065        334,126
                                                                                          -------------
Total Asset Backed (Cost $66,295,462)                                                        66,240,998
                                                                                          -------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.1%
Mound Financing PLC 3A A1-1(a)               1.429% 02/07/2006  02/08/2008     2,500,000      2,500,000
Permanent Financing PLC 1 3A(a)              1.332%             06/10/2007     1,490,000      1,488,923
                                                                                          -------------
Total Collateralized Mortgage Obligations (Cost $3,990,000)                                   3,988,923
                                                                                          -------------
CORPORATE -- 30.9%
BANKING -- 8.9%
CS First Boston (USA), Inc. Notes MTN(a)     1.368% 12/19/2003  06/19/2006     2,000,000      1,998,532
First Union Corp.(a)                         1.410%             03/31/2005     1,550,000      1,553,875
FleetBoston Financial Corp. Senior
  Notes(a)                                   1.560%             12/03/2004     3,140,000      3,138,222
National City Bank of Indiana(a)             1.199%             09/16/2005       440,000        439,802
Northern Trust Co.                           6.650%             11/09/2004       580,000        620,743

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     EXPECTED                   PAR           VALUE
SECURITY                                     RATE    MATURITY    MATURITY      VALUE        (NOTE 1A)
-------------------------------------------------------------------------------------------------------
BANKING (CONTINUED)
US Bancorp Notes MTN                         2.625%             03/15/2006  $    500,000  $     501,784
US Bancorp Senior Notes                      6.875%             12/01/2004     1,500,000      1,615,814
US Bank NA Senior Notes(a)                   1.319%             06/14/2005       570,000        569,995
Union Planters Corp. Sub. Notes NCL          6.250%             11/01/2003     2,000,000      2,031,813
Wachovia Corp. Senior Notes(a)               1.709%             08/19/2004     1,680,000      1,680,011
Wells Fargo Financial Senior Notes(a)        1.280%             09/12/2005     2,700,000      2,700,303
                                                                                          -------------
                                                                                             16,850,894
                                                                                          -------------
CONSUMER CYCLICAL -- 2.6%
Daimler Chrysler NA Holding(a)               1.509%             08/21/2003       700,000        700,147
Diageo Capital PLC                           6.125%             08/15/2005     2,000,000      2,186,486
Diageo PLC                                   7.125%             09/15/2004       830,000        885,253
Newell Rubbermaid, Inc. Senior Notes MTN     5.700%             09/22/2003     1,180,000      1,188,925
                                                                                          -------------
                                                                                              4,960,811
                                                                                          -------------
CONSUMER NONCYCLICAL -- 0.3%
Coca-Cola Enterprises                        6.625%             08/01/2004       565,000        596,006
                                                                                          -------------
FINANCIAL -- 16.7%
Allstate Corp. Senior Notes                  7.875%             05/01/2005     1,500,000      1,669,850
Associates Corp. NA Senior Notes             6.200%             05/16/2005     2,350,000      2,548,044
Associates Corp. Senior Notes                6.000%             07/15/2005     2,700,000      2,935,551
Bear Stearns Co., Inc. Notes MTN(a)          1.500%             05/22/2006     2,000,000      1,995,851
Caterpillar Financial Service Corp.          6.875%             08/01/2004       820,000        865,822
Caterpillar Financial Service Corp.(a)       1.560%             11/04/2004     3,110,000      3,111,712
General Electric Capital Corp.               7.500%             05/15/2005     3,000,000      3,333,431
General Electric Capital Corp. MTN(a)        1.164%             12/15/2004       900,000        899,099
General Electric Capital Corp. MTN(a)        1.244%             03/15/2005       625,000        623,663
Goldman Sachs Group, Inc.                    7.625%             08/17/2005     2,420,000      2,718,065
John Deere Capital Corp. Senior Notes
  MTN(a)                                     1.268%             09/17/2003       750,000        749,771
Merrill Lynch & Co. Notes MTN(a)             1.500%             04/28/2005     2,700,000      2,701,841
Morgan Stanley                               6.100%             04/15/2006     1,400,000      1,545,788
Morgan Stanley Dean Witter                   7.750%             06/15/2005     2,000,000      2,229,242
Morgan Stanley Dean Witter Senior Notes(a)   1.700%             01/31/2006       620,000        620,102
SLM Corp. Notes MTN(a)                       1.520%             01/13/2006       700,000        700,500
SLM Corp. Notes MTN(a)                       1.520%             01/25/2006     2,500,000      2,501,788
                                                                                          -------------
                                                                                             31,750,120
                                                                                          -------------
PUBLIC UTILITY -- 2.4%
Alabama Power Co. Senior Notes               4.875%             09/01/2004       560,000        581,102
Carolina Power & Light                       5.875%             01/15/2004     1,750,000      1,785,533
Consolidated Natural Gas Notes               7.250%             10/01/2004     2,000,000      2,119,528
                                                                                          -------------
                                                                                              4,486,163
                                                                                          -------------
Total Corporate (Cost $58,014,389)                                                           58,643,994
                                                                                          -------------
YANKEE BONDS -- 0.5%
Quebec Province MTN(a)                       1.341%             07/02/2004     1,000,000      1,000,000
                                                                                          -------------
Total Yankee Bonds (Cost $1,000,243)                                                          1,000,000
                                                                                          -------------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     EXPECTED                    PAR           VALUE
SECURITY                                     RATE    MATURITY    MATURITY   VALUE/SHARES     (NOTE 1A)
--------------------------------------------------------------------------------------------------------
PUBLIC UTILITY (CONTINUED)
U.S. GOVERNMENT AGENCY -- 0.0%
PASS THRU SECURITIES -- 0.0%
FHLMC(a)                                     7.105%             02/01/2023  $     22,380   $      23,289
                                                                                           -------------
Total U.S. Government Agency (Cost $23,110)                                                       23,289
                                                                                           -------------
U.S. TREASURY OBLIGATIONS -- 21.8%
TREASURY NOTES -- 21.8%
U.S. Treasury Note                           1.625%             04/30/2005     3,800,000       3,824,936
U.S. Treasury Note                           1.750%             12/31/2004     7,035,000       7,096,008
U.S. Treasury Note                           2.000%             05/15/2006     4,250,000       4,295,156
U.S. Treasury Note                           2.875%             06/30/2004    20,200,000      20,567,701
U.S. Treasury Note                           3.375%             04/30/2004     5,500,000       5,608,064
                                                                                           -------------
                                                                                              41,391,865
                                                                                           -------------
Total U.S. Treasury Obligations (Cost $41,226,799)                                            41,391,865
                                                                                           -------------
TOTAL BONDS AND NOTES (COST $170,550,003)                                                    171,289,069
                                                                                           -------------


                                                     RATE
                                                    ------
SHORT-TERM INVESTMENTS -- 25.0%
CASH EQUIVALENTS -- 15.5%
Bank of Montreal Eurodollar Time Deposit(b)          1.150% 07/09/2003     3,664,000      3,664,000
Credit Agricole Indosuez Eurodollar Time
  Deposit(b)                                         1.050% 08/26/2003     4,021,260      4,021,260
Den Danske Bank Eurodollar Time Deposit(b)           1.040% 07/24/2003     3,217,008      3,217,008
Goldman Sachs Financial Square Funds - Prime
  Obligations Fund(b)                                                      4,021,260      4,021,260
Royal Bank of Canada Eurodollar Time Deposit(b)      1.300% 07/01/2003     7,238,267      7,238,267
Royal Bank of Scotland Eurodollar Time Deposit(b)    1.125% 07/01/2003     7,238,267      7,238,267
                                                                                      -------------
                                                                                         29,400,062
                                                                                      -------------
COMMERCIAL PAPER -- 9.4%
CBA Finance, Inc.=/=                                 1.320% 07/01/2003     5,000,000      5,000,000
Thunder Bay Fundng, Inc.=/=                          1.320% 07/01/2003     8,000,000      8,000,000
UBS Finance, Inc.=/=                                 1.310% 07/01/2003     4,889,000      4,889,000
                                                                                      -------------
                                                                                         17,889,000
                                                                                      -------------
U.S. GOVERNMENT -- 0.1%
FNMA Discount Note=/=                                1.014% 04/02/2004       200,000        198,467
                                                                                      -------------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO
              SCHEDULE OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             EXPECTED                      PAR
SECURITY                                             RATE    MATURITY     MATURITY        VALUE
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 0.0%
Tri-party repurchase agreement dated 06/30/03 with Salomon Smith
Barney, Inc. and Investors Bank and Trust Company, due 07/01/03, with a maturity value of $818 and an effective yield of 0.75%,
collateralized by a U.S. Government Obligation with a rate of 8.75%, a
maturity date of 08/15/20 and an aggregated market value of $919.                     $         818
                                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (COST $47,488,363)                                          47,488,347
                                                                                      -------------

TOTAL INVESTMENTS -- 115.1% (COST
 $218,038,366)                            $ 218,777,416
OTHER ASSETS, LESS LIABILITIES --
(15.1%)                                     (28,740,218)
                                          -------------
NET ASSETS -- 100.0%                      $ 190,037,198
                                          =============

NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
MTN - Medium Term Notes
NCL - Non-callable
SLMA - Student Loan Marketing Association

(a)  Variable Rate Security; rate indicated is as of 6/30/03.
(b) Represents investments of security lending collateral (Note 6). =/= Rate noted is yield to maturity.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (including securities on
    loan of $28,377,464 (Note 6)) (identified cost,
    $218,038,366)                                                         $218,777,416
  Cash                                                                           1,606
  Receivable for investments sold                                                   46
  Interest receivable                                                          678,867
  Receivable for variation margin on open financial futures
    contracts (Note 5)                                                           8,337
  Prepaid expenses                                                               6,514
                                                                          ------------
    Total assets                                                           219,472,786
LIABILITIES
  Payable upon return of securities loaned (Note 6)           $29,400,062
  Accrued accounting and custody fees                             14,601
  Accrued trustees' fees and expenses (Note 2)                     4,999
  Accrued expenses and other liabilities                          15,926
                                                              ----------
    Total liabilities                                                       29,435,588
                                                                          ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS)                $190,037,198
                                                                          ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income of
    $5,430 (Note 6))                                                    $2,014,183
                                                                        ----------
EXPENSES
  Investment advisory fee (Note 2)                            $222,213
  Accounting and custody fees                                   66,853
  Legal and audit services                                      17,825
  Trustees' fees and expenses (Note 2)                           9,739
  Insurance expense                                              7,632
  Amortization of organizational expenses (Note 1E)                 10
                                                              --------
    Total expenses                                             324,272

Deduct:
  Waiver of investment advisory fee (Note 2)                    (5,942)
                                                              --------
      Net expenses                                                         318,330
                                                                        ----------
        Net investment income                                            1,695,853
                                                                        ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain
    Investment security transactions                           191,989
    Financial futures contracts                                186,795
                                                              --------
      Net realized gain                                                    378,784
  Change in unrealized appreciation (depreciation)
    Investment securities                                     (110,661)
    Financial futures contracts                               (161,516)
                                                              --------
      Change in net unrealized appreciation (depreciation)                (272,177)
                                                                        ----------
    Net realized and unrealized gain                                       106,607
                                                                        ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $1,802,460
                                                                        ==========

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                               JUNE 30, 2003       YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2002
                                                              ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                         $  1,695,853      $   4,382,044
  Net realized gain                                                  378,784            729,933
  Change in net unrealized appreciation (depreciation)              (272,177)          (433,364)
                                                                ------------      -------------
  Net increase in net assets from investment operations            1,802,460          4,678,613
                                                                ------------      -------------
CAPITAL TRANSACTIONS
  Contributions                                                  102,013,486        147,731,049
  Withdrawals                                                    (60,549,536)      (139,693,946)
                                                                ------------      -------------
  Net increase in net assets from capital transactions            41,463,950          8,037,103
                                                                ------------      -------------
TOTAL INCREASE IN NET ASSETS                                      43,266,410         12,715,716
NET ASSETS
  At beginning of period                                         146,770,788        134,055,072
                                                                ------------      -------------
  At end of period                                              $190,037,198      $ 146,770,788
                                                                ============      =============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                 FOR THE PERIOD
                                       SIX MONTHS                                               JANUARY 2, 1998
                                          ENDED                                                 (COMMENCEMENT OF
                                        JUNE 30,             YEAR ENDED DECEMBER 31,              OPERATIONS)
                                          2003      ------------------------------------------  TO DECEMBER 31,
                                       (UNAUDITED)    2002      2001(A)     2000       1999           1998
                                       -----------  ---------  ---------  ---------  ---------  ----------------
TOTAL RETURN+++                             1.01%++     3.14%      6.15%      6.96%      4.64%          5.79%++
RATIOS:
  Expenses (to average daily net
    assets)*                                0.36%+      0.36%      0.35%      0.34%      0.32%          0.31%+
  Net Investment Income (to average
    daily net assets)*                      1.91%+      2.99%      4.89%      6.07%      5.62%          5.83%+
  Portfolio Turnover                          57%++      160%       174%        70%        86%           113%++
  Net Assets, End of Period (000's
    omitted)                            $190,037    $146,771   $134,055   $180,548   $302,244       $261,738

-----------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net
  assets):
  Expenses                                  0.37%+      0.38%       N/A        N/A        N/A            N/A
  Net investment income                     1.90%+      2.97%       N/A        N/A        N/A            N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and begun amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase the ratio of the net investment income to average net assets by less than 0.01%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+    Computed on an annualized basis.
++   Not annualized.
+++ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

      Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

      At June 30, 2003 there was one fund, Standish Mellon Short-Term Asset Reserve Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2003 was approximately 100%.

      The objective of the Portfolio is to achieve a high level of current income consistent with preserving principal and liquidity by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies.

      On June 21, 2003, by vote of the Board of Trustees, the name of the Standish Short-Term Asset Reserve Portfolio was changed to Standish Mellon Short-Term Asset Reserve Portfolio. In addition, the name of the Standish, Ayer & Wood Master Portfolio was changed to Mellon Institutional Funds Master Portfolio. The name changes for the Portfolio and the Master Portfolio are effective July 1, 2003.

      The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

      Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

      Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. REPURCHASE AGREEMENTS

      It is the policy of the Portfolio to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Collateral for certain tri-party repurchase agreements is held at the custodian in a segregated account for the benefit of the Portfolio and the counterparty. Additionally, procedures have been established by the Portfolio to monitor on a daily basis, the market value and accrued interest of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     C. SECURITIES TRANSACTIONS AND INCOME

      Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     D. INCOME TAXES

      The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     E. DEFERRED ORGANIZATIONAL EXPENSES

      Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis through January 2003.

     F. COMMITMENTS AND CONTINGENCIES

      In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE:

      The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon") for overall investment advisory and administrative services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.36% of the Portfolio's average daily net assets for the six months ended June 30, 2003. Pursuant to this agreement, for the six months ended June 30, 2003, Standish Mellon voluntarily did not impose $5,942 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

      Purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2003 were as follows:

                                                                        PURCHASES      SALES
                                                                       -----------  -----------
         U.S. Government Securities                                    $63,310,317  $48,646,515
                                                                       ===========  ===========
         Investments (non-U.S.Government Securities)                   $67,123,654  $41,545,472
                                                                       ===========  ===========

(4)  FEDERAL TAXES:

      As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

      The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2003, as computed on a federal income tax basis, were as follows:

         Aggregate Cost                                                $218,034,914
                                                                       ===========
         Gross unrealized appreciation                                     893,833
         Gross unrealized depreciation                                    (151,331)
                                                                       -----------
         Net unrealized appreciation                                   $   742,502
                                                                       ===========

(5)  FINANCIAL INSTRUMENTS:

      In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in Parts A and B of the Portfolio Trust's registration statement.

      The Portfolio trades the following financial instruments with off-balance sheet risk:

     OPTIONS

      Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

      Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

      The Portfolio entered into no such transactions during the six months ended June 30, 2003.

     INTEREST RATE FLOORS

      Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

      At June 30, 2003, the Portfolio did not hold any open interest rate floor agreements.

     FUTURES CONTRACTS

      The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

      At June 30, 2003, the Portfolio held the following financials futures contracts:

                                                               UNDERLYING FACE
         CONTRACT                   POSITION  EXPIRATION DATE  AMOUNT AT VALUE  UNREALIZED GAIN (LOSS)
         ---------------------------------------------------------------------------------------------
         Euro Bond (22 Contracts)      Long      3/15/2004       $ 5,432,075           $ (6,985)
         Euro Bond (49 Contracts)      Long      9/15/2003        12,118,312             13,142
         Euro Bond (46 Contracts)      Long     12/15/2003        11,370,625            (23,231)
                                                                                       --------
                                                                                       $(17,074)
                                                                                       ========

      At June 30, 2003, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)  SECURITIES LENDING:

      The Portfolio may lend its securities, through its agent Investors Bank & Trust Co., to financial institutions which Standish Mellon deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

      At June 30, 2003, the Portfolio loaned securities having a market value of $28,377,464. The Portfolio received cash collateral of $29,400,062 which is invested, together with collateral of other Mellon Institutional funds, in high-grade short-term investments.

(7)  DELAYED DELIVERY TRANSACTIONS:

      The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

      The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of the decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

      The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

      At June 30, 2003, the Portfolio did not have any delayed delivery transactions.

TRUSTEES AND OFFICERS (UNAUDITED)

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of July 1, 2003. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing Mellon Institutional Funds at P.O. Box 51407, Boston, MA 02205-1407 or calling toll free 1-800-221-4795. The same persons serve as trustees and officers of the Portfolio Trust in the same capacities.

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since         Chairman of the              29          Port Financial
c/o Decision                                    11/3/1986             Board and Chief                              Corp.
Resources, Inc.                                                       Executive Officer,
1100 Winter Street                                                    Decision Resources,
Waltham, MA 02154                                                     Inc.
9/30/40

Caleb Loring III                 Trustee        Trustee since         Trustee, Essex               29               None
c/o Essex Street                                11/3/1986             Street Associates
Associates                                                            (family investment
400 Essex Street                                                      trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee        Trustee since         William Joseph               29               None
c/o Harvard University                          9/13/1986             Maier, Professor of
Cambridge, MA 02138                                                   Political Economy,
8/5/44                                                                Harvard University

John H. Hewitt                   Trustee        Trustee since         Trustee, The Peabody         29               None
P.O. Box 233                                    11/3/1986             Foundation; Trustee,
New London, NH 03257                                                  Mertens House, Inc.
4/11/35

Richard S. Wood                  Trustee        Trustee since         Director and Vice            29               None
c/o Standish Mellon Asset                       4/26/1989             Chairman, President
Management,                                                           and Chief Investment
One Boston Place,                                                     Officer, Standish
Boston, MA 02108                                                      Mellon Asset
5/20/54                                                               Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                               NUMBER OF
                                                                           PRINCIPAL         PORTFOLIOS IN         OTHER
          NAME,                                    TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
       ADDRESS, AND            POSITION(S)         AND LENGTH OF          DURING PAST         OVERSEEN BY         HELD BY
      DATE OF BIRTH          HELD WITH TRUST        TIME SERVED             5 YEARS             OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           President and     Since 2003            Senior Vice                  29               None
c/o Standish Mellon Asset    Chief Executive                          President and Chief
Management Company LLC,          Officer                              Operating Officer,
One Boston Place                                                      Mellon Institutional
Boston, MA 02108                                                      Asset Management;
7/24/65                                                               formerly Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      Mellon Institutional
                                                                      Asset Management

Beverly E. Banfield         Vice President and  Vice President since  Director and                 29               None
c/o Standish Mellon Asset       Secretary       1996; Secretary       Secretary;
Management,                                     since 2002            Compliance Officer,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
7/6/56

Steven M. Anderson          Vice President and  Vice President since  Vice President and           29               None
c/o Standish Mellon Asset       Treasurer       1999; Treasurer       Mutual Funds
Management,                                     since 2002            Controller, Standish
One Boston Place                                                      Mellon Asset
Boston, MA 02108                                                      Management
7/14/65

Denise B. Kneeland            Assistant Vice    Since 1996            Vice President and           29               None
c/o Standish Mellon Asset       President                             Manager, Mutual
Management,                                                           Funds Operations,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
8/19/51

Lisa Kane                     Assistant Vice    Since 1999            Vice President and           29               None
c/o Standish Mellon Asset       President                             Client Service
Management,                                                           Professional,
One Boston Place                                                      Standish Mellon
Boston, MA 02108                                                      Asset Management
6/25/70

                              Assistant Vice    Since 2001            Assistant Manager,           29               None
Cara E. Hultgren,               President                             Mutual Fund
c/o Standish Mellon Asset                                             Operations since
Management,                                                           2001; Shareholder
One Boston Place                                                      Representative,
Boston, MA 02108                                                      Standish Mellon
1/19/71                                                               Asset Management

Scott Simonds,                Assistant Vice    Since 2002            Compliance Analyst,          29               None
c/o Standish Mellon Asset       President                             Boston Partners;
Management,                                                           Fund Accountant,
One Boston Place                                                      Mellon Financial
Boston, MA 02108                                                      Corp.
8/17/60

Item 2. Code of Ethics.

        Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

        Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

        Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

        Not applicable to this filing.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        Not applicable to this filing.

Item 8. [Reserved]

Item 9. Controls and Procedures.

        (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect internal controls subsequent to the Evaluation Date, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

        (a)(1) Code of Ethics Described in Item 2: Not applicable to this filing.

        (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

        (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Standish, Ayer & Wood Master Portfolio


By (Signature and Title):  \s\Denise B. Kneeland
By:                        Denise B. Kneeland
Title:                     Assistant Vice President


                           Date
                                ------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  \s\Patrick J. Sheppard
By:                        Patrick J. Sheppard
Title:                     President and Chief Executive Officer


                           Date
                                ------------


By (Signature and Title):  \s\ Steven M. Anderson
By:                        Steven M. Anderson
Title:                     Vice President and Treasurer


                           Date
                                ---------------